Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
[1]	United States Treasury Note/Bond	3.875%	5/31/27	1,315	1,314
	United States Treasury Note/Bond	4.250%	5/15/35	262	259
	United States Treasury Note/Bond	4.500%	11/15/54	145	136
	United States Treasury Note/Bond	4.625%	2/15/55	90	86
	United States Treasury Note/Bond	4.750%	5/15/55	325	317
Total U.S. Government and Agency Obligations (Cost $2,112)					2,112
Corporate Bonds (98.3%)
Communications (11.8%)
	Alphabet Inc.	1.998%	8/15/26	365	356
	Alphabet Inc.	0.800%	8/15/27	185	173
	Alphabet Inc.	4.000%	5/15/30	150	149
	Alphabet Inc.	1.100%	8/15/30	345	295
	Alphabet Inc.	4.500%	5/15/35	275	267
	Alphabet Inc.	1.900%	8/15/40	215	141
	Alphabet Inc.	2.050%	8/15/50	470	255
	Alphabet Inc.	5.250%	5/15/55	175	169
	Alphabet Inc.	2.250%	8/15/60	260	136
	Alphabet Inc.	5.300%	5/15/65	125	120
	America Movil SAB de CV	3.625%	4/22/29	310	299
	America Movil SAB de CV	2.875%	5/7/30	445	407
	America Movil SAB de CV	4.700%	7/21/32	140	136
	America Movil SAB de CV	6.375%	3/1/35	181	194
	America Movil SAB de CV	6.125%	3/30/40	275	280
	America Movil SAB de CV	4.375%	7/16/42	440	362
	America Movil SAB de CV	4.375%	4/22/49	205	163
	AppLovin Corp.	5.125%	12/1/29	200	201
	AT&T Inc.	3.800%	2/15/27	345	341
	AT&T Inc.	4.250%	3/1/27	310	309
	AT&T Inc.	2.300%	6/1/27	575	552
	AT&T Inc.	1.650%	2/1/28	481	448
[2]	AT&T Inc.	4.100%	2/15/28	595	591
	AT&T Inc.	4.350%	3/1/29	970	965
[2]	AT&T Inc.	4.300%	2/15/30	405	401
[1]	AT&T Inc.	4.700%	8/15/30	50	50
	AT&T Inc.	2.750%	6/1/31	517	462
	AT&T Inc.	2.250%	2/1/32	700	594
	AT&T Inc.	2.550%	12/1/33	770	633
	AT&T Inc.	5.400%	2/15/34	300	304
	AT&T Inc.	4.500%	5/15/35	533	501
[1]	AT&T Inc.	5.375%	8/15/35	125	126
	AT&T Inc.	5.250%	3/1/37	485	475
	AT&T Inc.	4.850%	3/1/39	165	152
	AT&T Inc.	3.500%	6/1/41	520	398
	AT&T Inc.	4.300%	12/15/42	525	434
	AT&T Inc.	4.350%	6/15/45	170	137
	AT&T Inc.	4.750%	5/15/46	325	277
	AT&T Inc.	5.650%	2/15/47	205	197
	AT&T Inc.	4.500%	3/9/48	545	442
	AT&T Inc.	4.550%	3/9/49	100	81
	AT&T Inc.	3.650%	6/1/51	845	587
	AT&T Inc.	3.300%	2/1/52	220	141
	AT&T Inc.	3.500%	9/15/53	1,705	1,133
	AT&T Inc.	3.550%	9/15/55	1,520	1,005
[1]	AT&T Inc.	6.050%	8/15/56	125	125
	AT&T Inc.	3.800%	12/1/57	1,107	758
	AT&T Inc.	3.650%	9/15/59	1,250	824
	AT&T Inc.	3.850%	6/1/60	315	214
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	255	249
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	315	247
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	105	96
	Booking Holdings Inc.	3.600%	6/1/26	235	233

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Booking Holdings Inc.	4.625%	4/13/30	230	231
British Telecommunications plc	9.625%	12/15/30	635	774
Charter Communications Operating LLC	6.150%	11/10/26	205	209
Charter Communications Operating LLC	3.750%	2/15/28	200	195
Charter Communications Operating LLC	4.200%	3/15/28	315	311
Charter Communications Operating LLC	2.250%	1/15/29	220	201
Charter Communications Operating LLC	5.050%	3/30/29	235	236
Charter Communications Operating LLC	6.100%	6/1/29	285	297
Charter Communications Operating LLC	2.800%	4/1/31	271	238
Charter Communications Operating LLC	2.300%	2/1/32	280	231
Charter Communications Operating LLC	4.400%	4/1/33	505	465
Charter Communications Operating LLC	6.650%	2/1/34	175	184
Charter Communications Operating LLC	6.550%	6/1/34	300	314
Charter Communications Operating LLC	6.384%	10/23/35	260	267
Charter Communications Operating LLC	5.375%	4/1/38	270	248
Charter Communications Operating LLC	3.500%	6/1/41	245	172
Charter Communications Operating LLC	3.500%	3/1/42	465	321
Charter Communications Operating LLC	6.484%	10/23/45	750	720
Charter Communications Operating LLC	5.375%	5/1/47	405	340
Charter Communications Operating LLC	5.750%	4/1/48	521	457
Charter Communications Operating LLC	5.125%	7/1/49	385	310
Charter Communications Operating LLC	4.800%	3/1/50	480	370
Charter Communications Operating LLC	3.700%	4/1/51	560	359
Charter Communications Operating LLC	3.900%	6/1/52	430	283
Charter Communications Operating LLC	5.250%	4/1/53	115	95
Charter Communications Operating LLC	3.850%	4/1/61	290	178
Charter Communications Operating LLC	4.400%	12/1/61	243	164
Charter Communications Operating LLC	3.950%	6/30/62	555	343
Charter Communications Operating LLC	5.500%	4/1/63	350	286
Comcast Corp.	2.350%	1/15/27	265	257
Comcast Corp.	3.300%	2/1/27	495	487
Comcast Corp.	3.300%	4/1/27	150	147
Comcast Corp.	5.350%	11/15/27	100	102
Comcast Corp.	3.150%	2/15/28	330	320
Comcast Corp.	3.550%	5/1/28	245	240
Comcast Corp.	4.150%	10/15/28	890	884
Comcast Corp.	4.550%	1/15/29	250	252
Comcast Corp.	5.100%	6/1/29	300	308
Comcast Corp.	2.650%	2/1/30	285	263
Comcast Corp.	3.400%	4/1/30	190	180
Comcast Corp.	4.250%	10/15/30	315	310
Comcast Corp.	1.950%	1/15/31	225	195
Comcast Corp.	1.500%	2/15/31	270	227
Comcast Corp.	4.250%	1/15/33	515	490
Comcast Corp.	4.650%	2/15/33	455	445
Comcast Corp.	7.050%	3/15/33	300	338
Comcast Corp.	4.800%	5/15/33	235	231
Comcast Corp.	5.300%	6/1/34	380	383
Comcast Corp.	4.200%	8/15/34	165	153
Comcast Corp.	5.300%	5/15/35	200	201
Comcast Corp.	5.650%	6/15/35	160	165
Comcast Corp.	4.400%	8/15/35	135	126
Comcast Corp.	3.200%	7/15/36	135	111
Comcast Corp.	3.900%	3/1/38	245	207
Comcast Corp.	4.600%	10/15/38	85	77
Comcast Corp.	3.250%	11/1/39	425	324
Comcast Corp.	3.750%	4/1/40	225	182
Comcast Corp.	4.600%	8/15/45	125	105
Comcast Corp.	3.400%	7/15/46	195	135
Comcast Corp.	4.000%	8/15/47	95	71
Comcast Corp.	3.969%	11/1/47	505	378
Comcast Corp.	4.000%	3/1/48	80	60
Comcast Corp.	4.700%	10/15/48	273	229
Comcast Corp.	3.999%	11/1/49	375	278
Comcast Corp.	3.450%	2/1/50	280	188
Comcast Corp.	2.800%	1/15/51	427	249
Comcast Corp.	2.887%	11/1/51	899	535
Comcast Corp.	2.450%	8/15/52	585	310
Comcast Corp.	4.049%	11/1/52	250	183
Comcast Corp.	5.350%	5/15/53	615	557

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	5.650%	6/1/54	290	275
Comcast Corp.	2.937%	11/1/56	1,362	777
Comcast Corp.	4.950%	10/15/58	280	234
Comcast Corp.	2.650%	8/15/62	390	198
Comcast Corp.	2.987%	11/1/63	738	407
Comcast Corp.	5.500%	5/15/64	260	237
Deutsche Telekom International Finance BV	8.750%	6/15/30	615	721
Discovery Communications LLC	3.950%	3/20/28	345	329
Discovery Communications LLC	4.125%	5/15/29	395	367
Discovery Communications LLC	3.625%	5/15/30	500	442
Electronic Arts Inc.	1.850%	2/15/31	154	132
Electronic Arts Inc.	2.950%	2/15/51	155	94
Expedia Group Inc.	3.800%	2/15/28	200	196
Expedia Group Inc.	3.250%	2/15/30	310	290
Expedia Group Inc.	5.400%	2/15/35	89	88
Fox Corp.	4.709%	1/25/29	380	381
Fox Corp.	6.500%	10/13/33	216	231
Fox Corp.	5.476%	1/25/39	415	396
Fox Corp.	5.576%	1/25/49	208	191
Grupo Televisa SAB	5.000%	5/13/45	110	74
Grupo Televisa SAB	6.125%	1/31/46	260	201
Meta Platforms Inc.	3.500%	8/15/27	417	412
Meta Platforms Inc.	4.600%	5/15/28	295	300
Meta Platforms Inc.	4.300%	8/15/29	243	244
Meta Platforms Inc.	4.800%	5/15/30	285	292
Meta Platforms Inc.	4.550%	8/15/31	184	185
Meta Platforms Inc.	3.850%	8/15/32	635	603
Meta Platforms Inc.	4.950%	5/15/33	305	308
Meta Platforms Inc.	4.750%	8/15/34	650	643
Meta Platforms Inc.	4.450%	8/15/52	575	475
Meta Platforms Inc.	5.600%	5/15/53	485	474
Meta Platforms Inc.	5.400%	8/15/54	950	903
Meta Platforms Inc.	4.650%	8/15/62	320	264
Meta Platforms Inc.	5.750%	5/15/63	350	346
Meta Platforms Inc.	5.550%	8/15/64	530	507
Netflix Inc.	4.375%	11/15/26	175	175
Netflix Inc.	4.875%	4/15/28	295	300
Netflix Inc.	5.875%	11/15/28	420	440
Netflix Inc.	6.375%	5/15/29	165	177
Netflix Inc.	4.900%	8/15/34	192	192
Netflix Inc.	5.400%	8/15/54	138	133
Omnicom Group Inc.	2.600%	8/1/31	385	338
Orange SA	9.000%	3/1/31	424	512
Orange SA	5.375%	1/13/42	130	123
Orange SA	5.500%	2/6/44	174	167
Paramount Global	7.875%	7/30/30	355	391
Paramount Global	4.950%	1/15/31	290	281
Paramount Global	4.200%	5/19/32	460	414
Paramount Global	6.875%	4/30/36	265	270
Paramount Global	4.375%	3/15/43	276	201
Paramount Global	5.850%	9/1/43	200	172
Paramount Global	4.950%	5/19/50	225	170
Rogers Communications Inc.	3.200%	3/15/27	210	205
Rogers Communications Inc.	5.000%	2/15/29	365	368
Rogers Communications Inc.	3.800%	3/15/32	345	316
Rogers Communications Inc.	5.300%	2/15/34	255	251
Rogers Communications Inc.	5.000%	3/15/44	215	187
Rogers Communications Inc.	4.300%	2/15/48	145	113
Rogers Communications Inc.	4.350%	5/1/49	305	238
Rogers Communications Inc.	3.700%	11/15/49	200	140
Rogers Communications Inc.	4.550%	3/15/52	450	353
Sprint Capital Corp.	6.875%	11/15/28	560	599
Sprint Capital Corp.	8.750%	3/15/32	420	503
Take-Two Interactive Software Inc.	4.950%	3/28/28	70	71
Telefonica Emisiones SA	4.103%	3/8/27	315	313
Telefonica Emisiones SA	7.045%	6/20/36	315	344
Telefonica Emisiones SA	5.213%	3/8/47	495	426
Telefonica Emisiones SA	4.895%	3/6/48	350	287
Telefonica Emisiones SA	5.520%	3/1/49	310	276
Telefonica Europe BV	8.250%	9/15/30	240	276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TELUS Corp.	3.400%	5/13/32	195	174
	TELUS Corp.	4.600%	11/16/48	125	99
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	210	241
	Time Warner Cable LLC	6.550%	5/1/37	375	377
	Time Warner Cable LLC	7.300%	7/1/38	235	250
	Time Warner Cable LLC	6.750%	6/15/39	290	293
	Time Warner Cable LLC	5.875%	11/15/40	200	187
	Time Warner Cable LLC	5.500%	9/1/41	255	224
	Time Warner Cable LLC	4.500%	9/15/42	335	257
	T-Mobile USA Inc.	3.750%	4/15/27	725	716
	T-Mobile USA Inc.	4.750%	2/1/28	265	265
	T-Mobile USA Inc.	2.050%	2/15/28	365	343
	T-Mobile USA Inc.	4.950%	3/15/28	195	198
	T-Mobile USA Inc.	4.800%	7/15/28	275	278
	T-Mobile USA Inc.	4.850%	1/15/29	100	101
	T-Mobile USA Inc.	2.625%	2/15/29	80	74
	T-Mobile USA Inc.	3.375%	4/15/29	575	549
	T-Mobile USA Inc.	3.875%	4/15/30	1,840	1,775
	T-Mobile USA Inc.	2.550%	2/15/31	475	421
	T-Mobile USA Inc.	2.875%	2/15/31	400	360
	T-Mobile USA Inc.	3.500%	4/15/31	300	279
	T-Mobile USA Inc.	2.250%	11/15/31	200	171
	T-Mobile USA Inc.	2.700%	3/15/32	285	248
	T-Mobile USA Inc.	5.125%	5/15/32	75	76
	T-Mobile USA Inc.	5.200%	1/15/33	485	487
	T-Mobile USA Inc.	5.050%	7/15/33	640	635
	T-Mobile USA Inc.	5.750%	1/15/34	450	466
	T-Mobile USA Inc.	5.150%	4/15/34	130	130
	T-Mobile USA Inc.	4.700%	1/15/35	430	411
	T-Mobile USA Inc.	5.300%	5/15/35	205	204
	T-Mobile USA Inc.	4.375%	4/15/40	335	291
	T-Mobile USA Inc.	3.000%	2/15/41	755	540
	T-Mobile USA Inc.	4.500%	4/15/50	645	519
	T-Mobile USA Inc.	3.300%	2/15/51	580	377
	T-Mobile USA Inc.	3.400%	10/15/52	465	303
	T-Mobile USA Inc.	5.650%	1/15/53	315	298
	T-Mobile USA Inc.	5.750%	1/15/54	225	215
	T-Mobile USA Inc.	6.000%	6/15/54	230	228
	T-Mobile USA Inc.	5.500%	1/15/55	195	180
	T-Mobile USA Inc.	5.250%	6/15/55	170	151
	T-Mobile USA Inc.	5.875%	11/15/55	180	176
	T-Mobile USA Inc.	3.600%	11/15/60	340	220
	T-Mobile USA Inc.	5.800%	9/15/62	135	129
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	240	234
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	215	210
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	325	264
	Uber Technologies Inc.	4.300%	1/15/30	245	242
	Uber Technologies Inc.	4.800%	9/15/34	70	68
	Uber Technologies Inc.	5.350%	9/15/54	390	355
	VeriSign Inc.	2.700%	6/15/31	175	154
	Verizon Communications Inc.	4.125%	3/16/27	1,060	1,056
	Verizon Communications Inc.	3.000%	3/22/27	135	132
	Verizon Communications Inc.	2.100%	3/22/28	440	414
	Verizon Communications Inc.	4.329%	9/21/28	630	629
	Verizon Communications Inc.	3.875%	2/8/29	50	49
	Verizon Communications Inc.	4.016%	12/3/29	740	724
	Verizon Communications Inc.	3.150%	3/22/30	370	347
	Verizon Communications Inc.	1.500%	9/18/30	410	350
	Verizon Communications Inc.	1.680%	10/30/30	445	381
	Verizon Communications Inc.	1.750%	1/20/31	428	365
	Verizon Communications Inc.	2.550%	3/21/31	652	577
	Verizon Communications Inc.	2.355%	3/15/32	1,130	964
	Verizon Communications Inc.	5.050%	5/9/33	300	300
	Verizon Communications Inc.	4.500%	8/10/33	657	630
	Verizon Communications Inc.	4.400%	11/1/34	337	316
	Verizon Communications Inc.	4.780%	2/15/35	345	332
	Verizon Communications Inc.	5.250%	4/2/35	299	298
	Verizon Communications Inc.	4.272%	1/15/36	360	327
	Verizon Communications Inc.	5.250%	3/16/37	460	452
	Verizon Communications Inc.	4.812%	3/15/39	215	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	2.650%	11/20/40	920	635
	Verizon Communications Inc.	3.400%	3/22/41	810	613
	Verizon Communications Inc.	2.850%	9/3/41	290	201
	Verizon Communications Inc.	6.550%	9/15/43	100	108
	Verizon Communications Inc.	4.125%	8/15/46	200	157
	Verizon Communications Inc.	4.862%	8/21/46	420	366
	Verizon Communications Inc.	4.522%	9/15/48	320	263
	Verizon Communications Inc.	4.000%	3/22/50	305	227
	Verizon Communications Inc.	2.875%	11/20/50	475	288
	Verizon Communications Inc.	3.550%	3/22/51	1,060	739
	Verizon Communications Inc.	3.875%	3/1/52	365	265
	Verizon Communications Inc.	5.500%	2/23/54	175	166
	Verizon Communications Inc.	5.012%	8/21/54	55	48
	Verizon Communications Inc.	2.987%	10/30/56	615	360
	Verizon Communications Inc.	3.000%	11/20/60	435	249
	Verizon Communications Inc.	3.700%	3/22/61	635	426
	Vodafone Group plc	6.150%	2/27/37	118	124
	Vodafone Group plc	5.250%	5/30/48	255	229
	Vodafone Group plc	4.875%	6/19/49	525	439
	Vodafone Group plc	4.250%	9/17/50	475	358
	Vodafone Group plc	5.750%	6/28/54	350	326
	Vodafone Group plc	5.875%	6/28/64	210	196
	Walt Disney Co.	2.200%	1/13/28	230	220
	Walt Disney Co.	2.000%	9/1/29	310	282
	Walt Disney Co.	3.800%	3/22/30	495	484
	Walt Disney Co.	2.650%	1/13/31	500	455
	Walt Disney Co.	6.200%	12/15/34	200	220
	Walt Disney Co.	6.400%	12/15/35	200	222
	Walt Disney Co.	6.650%	11/15/37	370	416
	Walt Disney Co.	4.625%	3/23/40	210	196
	Walt Disney Co.	3.500%	5/13/40	485	390
	Walt Disney Co.	2.750%	9/1/49	465	285
	Walt Disney Co.	4.700%	3/23/50	270	234
	Walt Disney Co.	3.600%	1/13/51	400	287
	Walt Disney Co.	3.800%	5/13/60	250	176
	Warnermedia Holdings Inc.	3.755%	3/15/27	960	931
	Warnermedia Holdings Inc.	4.054%	3/15/29	400	373
	Warnermedia Holdings Inc.	4.279%	3/15/32	945	803
	Warnermedia Holdings Inc.	5.050%	3/15/42	1,205	868
	Warnermedia Holdings Inc.	5.141%	3/15/52	1,333	864
	Warnermedia Holdings Inc.	5.391%	3/15/62	520	334
	Weibo Corp.	3.375%	7/8/30	195	180
					99,493
Consumer Discretionary (6.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	410	400
[3]	Alibaba Group Holding Ltd.	4.875%	5/26/30	200	203
	Alibaba Group Holding Ltd.	2.125%	2/9/31	245	215
[3]	Alibaba Group Holding Ltd.	5.250%	5/26/35	200	200
	Alibaba Group Holding Ltd.	4.000%	12/6/37	385	335
	Alibaba Group Holding Ltd.	2.700%	2/9/41	290	199
	Alibaba Group Holding Ltd.	4.200%	12/6/47	360	286
	Alibaba Group Holding Ltd.	3.150%	2/9/51	265	170
	Alibaba Group Holding Ltd.	4.400%	12/6/57	195	154
	Alibaba Group Holding Ltd.	3.250%	2/9/61	155	94
	Amazon.com Inc.	3.300%	4/13/27	306	302
	Amazon.com Inc.	1.200%	6/3/27	390	369
	Amazon.com Inc.	3.150%	8/22/27	755	740
	Amazon.com Inc.	4.550%	12/1/27	460	465
	Amazon.com Inc.	1.650%	5/12/28	435	407
	Amazon.com Inc.	3.450%	4/13/29	465	455
	Amazon.com Inc.	4.650%	12/1/29	310	316
	Amazon.com Inc.	1.500%	6/3/30	440	386
	Amazon.com Inc.	2.100%	5/12/31	540	475
	Amazon.com Inc.	3.600%	4/13/32	685	648
	Amazon.com Inc.	4.700%	12/1/32	405	409
	Amazon.com Inc.	4.800%	12/5/34	250	252
	Amazon.com Inc.	3.875%	8/22/37	735	654
	Amazon.com Inc.	2.875%	5/12/41	395	290
	Amazon.com Inc.	4.950%	12/5/44	665	629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	4.050%	8/22/47	610	496
	Amazon.com Inc.	2.500%	6/3/50	470	276
	Amazon.com Inc.	3.100%	5/12/51	610	403
	Amazon.com Inc.	3.950%	4/13/52	651	503
	Amazon.com Inc.	4.250%	8/22/57	573	458
	Amazon.com Inc.	2.700%	6/3/60	518	290
	Amazon.com Inc.	3.250%	5/12/61	355	226
	Amazon.com Inc.	4.100%	4/13/62	205	156
[2]	American Honda Finance Corp.	5.250%	7/7/26	190	191
[2]	American Honda Finance Corp.	1.300%	9/9/26	70	67
[2]	American Honda Finance Corp.	4.400%	10/5/26	150	150
[2]	American Honda Finance Corp.	4.450%	10/22/27	165	165
[2]	American Honda Finance Corp.	2.000%	3/24/28	170	159
[2]	American Honda Finance Corp.	5.125%	7/7/28	165	168
	American Honda Finance Corp.	5.650%	11/15/28	155	160
	American Honda Finance Corp.	4.900%	3/13/29	200	202
[2]	American Honda Finance Corp.	4.400%	9/5/29	150	148
[2]	American Honda Finance Corp.	5.050%	7/10/31	140	141
[2]	American Honda Finance Corp.	4.900%	1/10/34	140	136
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	205	180
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	330	189
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	225	155
	AutoZone Inc.	4.000%	4/15/30	205	199
	AutoZone Inc.	4.750%	8/1/32	150	147
	BorgWarner Inc.	2.650%	7/1/27	105	101
	Dick's Sporting Goods Inc.	4.100%	1/15/52	200	137
	eBay Inc.	3.600%	6/5/27	420	414
	eBay Inc.	2.700%	3/11/30	115	106
	eBay Inc.	2.600%	5/10/31	135	120
	eBay Inc.	4.000%	7/15/42	162	128
	eBay Inc.	3.650%	5/10/51	150	104
	Ferguson Enterprises Inc.	5.000%	10/3/34	135	130
	Ford Motor Co.	4.346%	12/8/26	155	153
	Ford Motor Co.	7.450%	7/16/31	173	184
	Ford Motor Co.	3.250%	2/12/32	185	153
	Ford Motor Co.	6.100%	8/19/32	345	337
	Ford Motor Co.	4.750%	1/15/43	515	387
	Ford Motor Co.	5.291%	12/8/46	490	386
	Ford Motor Credit Co. LLC	6.950%	6/10/26	210	212
	Ford Motor Credit Co. LLC	4.542%	8/1/26	280	276
	Ford Motor Credit Co. LLC	2.700%	8/10/26	370	358
	Ford Motor Credit Co. LLC	4.271%	1/9/27	155	152
	Ford Motor Credit Co. LLC	5.800%	3/5/27	200	200
	Ford Motor Credit Co. LLC	5.850%	5/17/27	540	539
	Ford Motor Credit Co. LLC	4.950%	5/28/27	295	290
	Ford Motor Credit Co. LLC	4.125%	8/17/27	180	174
	Ford Motor Credit Co. LLC	3.815%	11/2/27	240	229
	Ford Motor Credit Co. LLC	7.350%	11/4/27	165	170
	Ford Motor Credit Co. LLC	2.900%	2/16/28	425	393
	Ford Motor Credit Co. LLC	6.800%	5/12/28	400	408
	Ford Motor Credit Co. LLC	6.798%	11/7/28	384	392
	Ford Motor Credit Co. LLC	2.900%	2/10/29	175	157
	Ford Motor Credit Co. LLC	5.800%	3/8/29	340	335
	Ford Motor Credit Co. LLC	5.113%	5/3/29	525	505
	Ford Motor Credit Co. LLC	5.303%	9/6/29	260	252
	Ford Motor Credit Co. LLC	5.875%	11/7/29	465	459
	Ford Motor Credit Co. LLC	7.350%	3/6/30	30	31
	Ford Motor Credit Co. LLC	7.200%	6/10/30	160	166
	Ford Motor Credit Co. LLC	4.000%	11/13/30	320	285
	Ford Motor Credit Co. LLC	6.050%	3/5/31	190	186
	Ford Motor Credit Co. LLC	3.625%	6/17/31	295	254
	Ford Motor Credit Co. LLC	6.054%	11/5/31	425	414
	Ford Motor Credit Co. LLC	6.532%	3/19/32	100	100
	Ford Motor Credit Co. LLC	7.122%	11/7/33	250	254
	Ford Motor Credit Co. LLC	6.125%	3/8/34	30	28
	Ford Motor Credit Co. LLC	6.500%	2/7/35	375	366
	General Motors Financial Co. Inc.	1.500%	6/10/26	330	319
	General Motors Financial Co. Inc.	4.000%	10/6/26	150	148
	General Motors Financial Co. Inc.	4.350%	1/17/27	180	178
	General Motors Financial Co. Inc.	2.350%	2/26/27	85	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.000%	4/9/27	305	305
	General Motors Financial Co. Inc.	5.400%	5/8/27	230	232
	General Motors Financial Co. Inc.	5.350%	7/15/27	155	156
	General Motors Financial Co. Inc.	2.700%	8/20/27	165	157
	General Motors Financial Co. Inc.	6.000%	1/9/28	305	313
	General Motors Financial Co. Inc.	5.050%	4/4/28	82	82
	General Motors Financial Co. Inc.	2.400%	4/10/28	155	144
	General Motors Financial Co. Inc.	5.800%	6/23/28	255	260
	General Motors Financial Co. Inc.	2.400%	10/15/28	155	143
	General Motors Financial Co. Inc.	5.800%	1/7/29	320	327
	General Motors Financial Co. Inc.	4.300%	4/6/29	215	208
	General Motors Financial Co. Inc.	5.550%	7/15/29	375	379
	General Motors Financial Co. Inc.	4.900%	10/6/29	125	123
	General Motors Financial Co. Inc.	5.350%	1/7/30	445	445
	General Motors Financial Co. Inc.	3.600%	6/21/30	295	272
	General Motors Financial Co. Inc.	5.450%	7/15/30	100	100
	General Motors Financial Co. Inc.	2.350%	1/8/31	345	294
	General Motors Financial Co. Inc.	5.750%	2/8/31	180	182
	General Motors Financial Co. Inc.	2.700%	6/10/31	145	124
	General Motors Financial Co. Inc.	5.600%	6/18/31	205	206
	General Motors Financial Co. Inc.	3.100%	1/12/32	170	147
	General Motors Financial Co. Inc.	5.625%	4/4/32	88	87
	General Motors Financial Co. Inc.	6.400%	1/9/33	260	268
	General Motors Financial Co. Inc.	6.100%	1/7/34	310	312
	General Motors Financial Co. Inc.	5.950%	4/4/34	445	442
	General Motors Financial Co. Inc.	5.450%	9/6/34	115	110
	General Motors Financial Co. Inc.	5.900%	1/7/35	208	205
	General Motors Financial Co. Inc.	6.150%	7/15/35	175	176
	Genuine Parts Co.	4.950%	8/15/29	90	91
[2]	George Washington University	4.126%	9/15/48	165	129
	Hasbro Inc.	3.900%	11/19/29	314	299
	Home Depot Inc.	5.150%	6/25/26	580	585
	Home Depot Inc.	2.125%	9/15/26	135	132
	Home Depot Inc.	4.950%	9/30/26	375	378
	Home Depot Inc.	2.500%	4/15/27	240	233
	Home Depot Inc.	2.875%	4/15/27	165	161
	Home Depot Inc.	4.875%	6/25/27	510	517
	Home Depot Inc.	2.800%	9/14/27	200	194
	Home Depot Inc.	1.500%	9/15/28	270	248
	Home Depot Inc.	3.900%	12/6/28	180	178
	Home Depot Inc.	4.900%	4/15/29	100	102
	Home Depot Inc.	2.950%	6/15/29	330	314
	Home Depot Inc.	4.750%	6/25/29	350	355
	Home Depot Inc.	2.700%	4/15/30	200	185
	Home Depot Inc.	1.375%	3/15/31	170	142
	Home Depot Inc.	4.850%	6/25/31	135	137
	Home Depot Inc.	1.875%	9/15/31	240	205
	Home Depot Inc.	3.250%	4/15/32	350	320
	Home Depot Inc.	4.500%	9/15/32	245	243
	Home Depot Inc.	4.950%	6/25/34	320	320
	Home Depot Inc.	5.875%	12/16/36	553	585
	Home Depot Inc.	3.300%	4/15/40	181	141
	Home Depot Inc.	5.950%	4/1/41	185	192
	Home Depot Inc.	4.200%	4/1/43	155	129
	Home Depot Inc.	4.875%	2/15/44	235	212
	Home Depot Inc.	4.400%	3/15/45	180	151
	Home Depot Inc.	4.250%	4/1/46	285	233
	Home Depot Inc.	3.900%	6/15/47	210	161
	Home Depot Inc.	4.500%	12/6/48	310	259
	Home Depot Inc.	3.125%	12/15/49	175	114
	Home Depot Inc.	3.350%	4/15/50	360	246
	Home Depot Inc.	2.375%	3/15/51	195	107
	Home Depot Inc.	2.750%	9/15/51	425	252
	Home Depot Inc.	3.625%	4/15/52	350	248
	Home Depot Inc.	4.950%	9/15/52	265	235
	Home Depot Inc.	5.300%	6/25/54	330	309
	Home Depot Inc.	3.500%	9/15/56	585	394
	Honda Motor Co. Ltd.	2.534%	3/10/27	160	155
	Honda Motor Co. Ltd.	2.967%	3/10/32	215	190
	Leland Stanford Junior University	3.647%	5/1/48	135	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.350%	4/1/27	110	108
	Lowe's Cos. Inc.	3.100%	5/3/27	355	347
	Lowe's Cos. Inc.	1.300%	4/15/28	230	211
	Lowe's Cos. Inc.	1.700%	9/15/28	220	202
	Lowe's Cos. Inc.	3.650%	4/5/29	441	428
	Lowe's Cos. Inc.	4.500%	4/15/30	265	264
	Lowe's Cos. Inc.	1.700%	10/15/30	261	225
	Lowe's Cos. Inc.	2.625%	4/1/31	265	236
	Lowe's Cos. Inc.	3.750%	4/1/32	290	270
	Lowe's Cos. Inc.	5.000%	4/15/33	400	399
	Lowe's Cos. Inc.	5.150%	7/1/33	290	292
	Lowe's Cos. Inc.	2.800%	9/15/41	275	186
	Lowe's Cos. Inc.	3.700%	4/15/46	270	195
	Lowe's Cos. Inc.	4.050%	5/3/47	290	219
	Lowe's Cos. Inc.	3.000%	10/15/50	445	271
	Lowe's Cos. Inc.	4.250%	4/1/52	460	350
	Lowe's Cos. Inc.	5.625%	4/15/53	15	14
	Lowe's Cos. Inc.	4.450%	4/1/62	225	169
	Lowe's Cos. Inc.	5.800%	9/15/62	210	196
	Magna International Inc.	2.450%	6/15/30	330	295
[2]	Marriott International Inc.	3.125%	6/15/26	255	251
	Marriott International Inc.	5.000%	10/15/27	205	208
	Marriott International Inc.	4.900%	4/15/29	125	126
	Marriott International Inc.	4.875%	5/15/29	50	50
[2]	Marriott International Inc.	4.625%	6/15/30	180	179
[2]	Marriott International Inc.	2.850%	4/15/31	170	152
	Marriott International Inc.	5.100%	4/15/32	50	50
[2]	Marriott International Inc.	3.500%	10/15/32	205	183
	Marriott International Inc.	5.300%	5/15/34	110	109
	Marriott International Inc.	5.350%	3/15/35	445	439
	Marriott International Inc.	5.500%	4/15/37	142	139
[2]	McDonald's Corp.	3.500%	3/1/27	145	143
[2]	McDonald's Corp.	3.500%	7/1/27	195	192
[2]	McDonald's Corp.	3.800%	4/1/28	190	188
[2]	McDonald's Corp.	2.625%	9/1/29	154	144
[2]	McDonald's Corp.	2.125%	3/1/30	95	85
[2]	McDonald's Corp.	3.600%	7/1/30	105	101
[2]	McDonald's Corp.	4.600%	9/9/32	85	84
	McDonald's Corp.	4.950%	3/3/35	191	188
[2]	McDonald's Corp.	4.700%	12/9/35	190	183
[2]	McDonald's Corp.	6.300%	10/15/37	180	194
[2]	McDonald's Corp.	6.300%	3/1/38	170	183
[2]	McDonald's Corp.	4.875%	12/9/45	325	288
[2]	McDonald's Corp.	4.450%	3/1/47	235	194
[2]	McDonald's Corp.	4.450%	9/1/48	177	146
[2]	McDonald's Corp.	3.625%	9/1/49	360	256
[2]	McDonald's Corp.	4.200%	4/1/50	255	198
[2]	McDonald's Corp.	5.150%	9/9/52	200	180
	McDonald's Corp.	5.450%	8/14/53	120	113
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	315	371
	NIKE Inc.	2.375%	11/1/26	190	185
	NIKE Inc.	2.750%	3/27/27	244	238
	NIKE Inc.	2.850%	3/27/30	335	313
	NIKE Inc.	3.250%	3/27/40	270	209
	NIKE Inc.	3.875%	11/1/45	135	104
	NIKE Inc.	3.375%	3/27/50	478	328
	NVR Inc.	3.000%	5/15/30	202	186
	O'Reilly Automotive Inc.	5.750%	11/20/26	140	142
	O'Reilly Automotive Inc.	3.600%	9/1/27	160	157
	O'Reilly Automotive Inc.	4.700%	6/15/32	135	132
	Owens Corning	5.700%	6/15/34	165	168
	Ralph Lauren Corp.	2.950%	6/15/30	180	166
	Stanley Black & Decker Inc.	2.300%	3/15/30	160	141
	Starbucks Corp.	4.850%	2/8/27	245	247
	Starbucks Corp.	4.500%	5/15/28	100	100
	Starbucks Corp.	4.000%	11/15/28	130	128
	Starbucks Corp.	3.550%	8/15/29	160	154
	Starbucks Corp.	2.250%	3/12/30	100	90
	Starbucks Corp.	2.550%	11/15/30	235	210
	Starbucks Corp.	3.000%	2/14/32	175	156

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Starbucks Corp.	4.500%	11/15/48	170	137
Starbucks Corp.	4.450%	8/15/49	235	187
Starbucks Corp.	3.500%	11/15/50	265	178
Tapestry Inc.	5.500%	3/11/35	200	196
TJX Cos. Inc.	2.250%	9/15/26	185	180
Tractor Supply Co.	5.250%	5/15/33	85	85
				56,360
Consumer Staples (3.6%)
Bunge Ltd. Finance Corp.	4.200%	9/17/29	150	148
Bunge Ltd. Finance Corp.	2.750%	5/14/31	185	165
Bunge Ltd. Finance Corp.	4.650%	9/17/34	150	144
Campbell's Co.	4.150%	3/15/28	225	223
Campbell's Co.	5.400%	3/21/34	130	130
Campbell's Co.	4.750%	3/23/35	175	165
Coca-Cola Co.	3.375%	3/25/27	235	232
Coca-Cola Co.	1.450%	6/1/27	260	247
Coca-Cola Co.	1.500%	3/5/28	230	215
Coca-Cola Co.	1.000%	3/15/28	360	333
Coca-Cola Co.	2.125%	9/6/29	315	290
Coca-Cola Co.	3.450%	3/25/30	220	213
Coca-Cola Co.	1.650%	6/1/30	155	136
Coca-Cola Co.	2.000%	3/5/31	145	128
Coca-Cola Co.	1.375%	3/15/31	255	217
Coca-Cola Co.	2.250%	1/5/32	365	320
Coca-Cola Co.	5.000%	5/13/34	120	122
Coca-Cola Co.	4.650%	8/14/34	215	213
Coca-Cola Co.	2.500%	6/1/40	175	124
Coca-Cola Co.	2.875%	5/5/41	95	69
Coca-Cola Co.	2.600%	6/1/50	303	182
Coca-Cola Co.	3.000%	3/5/51	320	207
Coca-Cola Co.	2.500%	3/15/51	330	192
Coca-Cola Co.	5.300%	5/13/54	115	110
Coca-Cola Co.	5.200%	1/14/55	640	600
Coca-Cola Co.	2.750%	6/1/60	390	225
Coca-Cola Co.	5.400%	5/13/64	200	189
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	130	120
Conagra Brands Inc.	1.375%	11/1/27	175	162
Conagra Brands Inc.	4.850%	11/1/28	335	336
Conagra Brands Inc.	5.300%	11/1/38	210	197
Conagra Brands Inc.	5.400%	11/1/48	185	163
Dollar General Corp.	3.500%	4/3/30	245	229
Dollar General Corp.	5.450%	7/5/33	250	251
Dollar Tree Inc.	4.200%	5/15/28	275	271
Dollar Tree Inc.	2.650%	12/1/31	254	220
General Mills Inc.	3.200%	2/10/27	135	132
General Mills Inc.	4.200%	4/17/28	329	327
General Mills Inc.	4.875%	1/30/30	175	177
General Mills Inc.	2.875%	4/15/30	155	143
General Mills Inc.	4.950%	3/29/33	200	198
General Mills Inc.	5.250%	1/30/35	125	124
Haleon US Capital LLC	3.375%	3/24/27	290	285
Haleon US Capital LLC	3.375%	3/24/29	335	322
Haleon US Capital LLC	3.625%	3/24/32	365	338
Haleon US Capital LLC	4.000%	3/24/52	230	174
Hormel Foods Corp.	1.700%	6/3/28	330	306
Hormel Foods Corp.	1.800%	6/11/30	130	114
J M Smucker Co.	5.900%	11/15/28	60	63
J M Smucker Co.	6.200%	11/15/33	150	159
J M Smucker Co.	6.500%	11/15/43	90	94
J M Smucker Co.	6.500%	11/15/53	210	221
JBS USA Holding Lux Sarl	2.500%	1/15/27	120	116
JBS USA Holding Lux Sarl	5.125%	2/1/28	145	147
JBS USA Holding Lux Sarl	5.500%	1/15/30	93	94
JBS USA Holding Lux Sarl	3.625%	1/15/32	485	436
JBS USA Holding Lux Sarl	3.000%	5/15/32	345	297
JBS USA Holding Lux Sarl	5.750%	4/1/33	430	437
JBS USA Holding Lux Sarl	6.750%	3/15/34	347	373
JBS USA Holding Lux Sarl	4.375%	2/2/52	205	155
JBS USA Holding Lux Sarl	6.500%	12/1/52	475	481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JBS USA Holding Lux Sarl	7.250%	11/15/53	240	264
[3]	JBS USA LUX Sarl	5.950%	4/20/35	100	102
[3]	JBS USA LUX Sarl	6.375%	2/25/55	35	35
	Kenvue Inc.	5.050%	3/22/28	95	97
	Kenvue Inc.	5.000%	3/22/30	140	143
	Kenvue Inc.	4.850%	5/22/32	125	126
	Kenvue Inc.	4.900%	3/22/33	425	426
	Kenvue Inc.	5.100%	3/22/43	150	142
	Kenvue Inc.	5.050%	3/22/53	315	287
	Kenvue Inc.	5.200%	3/22/63	172	156
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/27	125	126
	Keurig Dr Pepper Inc.	4.597%	5/25/28	155	156
	Keurig Dr Pepper Inc.	5.050%	3/15/29	340	345
	Keurig Dr Pepper Inc.	3.950%	4/15/29	150	147
	Keurig Dr Pepper Inc.	3.200%	5/1/30	145	135
	Keurig Dr Pepper Inc.	4.050%	4/15/32	120	114
	Keurig Dr Pepper Inc.	3.800%	5/1/50	65	46
	Keurig Dr Pepper Inc.	4.500%	4/15/52	275	221
	Kimberly-Clark Corp.	3.100%	3/26/30	230	217
	Kraft Heinz Foods Co.	3.000%	6/1/26	270	266
	Kraft Heinz Foods Co.	3.875%	5/15/27	240	237
	Kraft Heinz Foods Co.	6.875%	1/26/39	170	184
	Kraft Heinz Foods Co.	5.000%	6/4/42	300	265
	Kraft Heinz Foods Co.	5.200%	7/15/45	285	253
	Kraft Heinz Foods Co.	4.375%	6/1/46	545	430
	Kraft Heinz Foods Co.	4.875%	10/1/49	345	288
	McCormick & Co. Inc.	3.400%	8/15/27	95	93
	Mondelez International Inc.	2.625%	3/17/27	65	63
	Mondelez International Inc.	2.750%	4/13/30	347	318
	Mondelez International Inc.	3.000%	3/17/32	137	122
	Mondelez International Inc.	2.625%	9/4/50	405	234
	PepsiCo Inc.	2.375%	10/6/26	360	352
	PepsiCo Inc.	3.000%	10/15/27	310	302
	PepsiCo Inc.	3.600%	2/18/28	140	138
	PepsiCo Inc.	2.625%	7/29/29	130	122
	PepsiCo Inc.	2.750%	3/19/30	329	306
	PepsiCo Inc.	1.625%	5/1/30	425	373
	PepsiCo Inc.	1.400%	2/25/31	205	174
	PepsiCo Inc.	1.950%	10/21/31	175	150
	PepsiCo Inc.	3.900%	7/18/32	210	200
	PepsiCo Inc.	4.450%	2/15/33	95	94
	PepsiCo Inc.	5.000%	2/7/35	255	255
	PepsiCo Inc.	2.625%	10/21/41	160	110
	PepsiCo Inc.	4.450%	4/14/46	220	189
	PepsiCo Inc.	3.450%	10/6/46	215	156
	PepsiCo Inc.	2.875%	10/15/49	150	96
	PepsiCo Inc.	3.625%	3/19/50	285	209
	PepsiCo Inc.	2.750%	10/21/51	255	155
	PepsiCo Inc.	5.250%	7/17/54	80	76
	Pilgrim's Pride Corp.	4.250%	4/15/31	290	275
	Pilgrim's Pride Corp.	3.500%	3/1/32	300	266
	Pilgrim's Pride Corp.	6.250%	7/1/33	230	239
	Procter & Gamble Co.	2.450%	11/3/26	110	108
	Procter & Gamble Co.	1.900%	2/1/27	175	169
	Procter & Gamble Co.	2.850%	8/11/27	170	166
	Procter & Gamble Co.	3.000%	3/25/30	505	479
	Procter & Gamble Co.	1.200%	10/29/30	275	235
	Procter & Gamble Co.	1.950%	4/23/31	170	149
	Procter & Gamble Co.	2.300%	2/1/32	170	151
	Procter & Gamble Co.	4.550%	1/29/34	70	69
	Sysco Corp.	3.300%	7/15/26	235	232
	Sysco Corp.	3.250%	7/15/27	165	161
	Sysco Corp.	5.950%	4/1/30	192	202
	Sysco Corp.	6.600%	4/1/50	250	264
	Sysco Corp.	3.150%	12/14/51	145	90
	Target Corp.	1.950%	1/15/27	395	382
	Target Corp.	3.375%	4/15/29	240	232
	Target Corp.	2.350%	2/15/30	150	137
	Target Corp.	4.500%	9/15/32	85	84
	Target Corp.	4.500%	9/15/34	100	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	5.000%	4/15/35	190	187
	Target Corp.	4.000%	7/1/42	235	193
	Target Corp.	2.950%	1/15/52	295	182
	Target Corp.	4.800%	1/15/53	155	134
	Tyson Foods Inc.	3.550%	6/2/27	330	324
	Tyson Foods Inc.	4.350%	3/1/29	390	386
	Tyson Foods Inc.	5.700%	3/15/34	165	168
	Tyson Foods Inc.	4.550%	6/2/47	235	190
	Tyson Foods Inc.	5.100%	9/28/48	240	210
	Unilever Capital Corp.	2.900%	5/5/27	210	205
	Unilever Capital Corp.	4.250%	8/12/27	145	145
	Unilever Capital Corp.	3.500%	3/22/28	178	175
	Unilever Capital Corp.	2.125%	9/6/29	270	247
	Unilever Capital Corp.	1.750%	8/12/31	90	77
	Unilever Capital Corp.	5.900%	11/15/32	280	302
	Unilever Capital Corp.	5.000%	12/8/33	110	112
	Unilever Capital Corp.	4.625%	8/12/34	310	304
					30,423
Financials (44.4%)
[2]	Aegon Ltd.	5.500%	4/11/48	185	184
	AerCap Ireland Capital DAC	2.450%	10/29/26	540	523
	AerCap Ireland Capital DAC	6.100%	1/15/27	200	204
	AerCap Ireland Capital DAC	6.450%	4/15/27	305	314
	AerCap Ireland Capital DAC	3.650%	7/21/27	465	455
	AerCap Ireland Capital DAC	4.875%	4/1/28	150	151
	AerCap Ireland Capital DAC	5.750%	6/6/28	398	409
	AerCap Ireland Capital DAC	3.000%	10/29/28	940	887
	AerCap Ireland Capital DAC	5.100%	1/19/29	170	172
	AerCap Ireland Capital DAC	4.625%	9/10/29	455	451
	AerCap Ireland Capital DAC	6.150%	9/30/30	185	195
	AerCap Ireland Capital DAC	3.300%	1/30/32	1,055	937
	AerCap Ireland Capital DAC	3.400%	10/29/33	530	456
	AerCap Ireland Capital DAC	4.950%	9/10/34	50	48
	AerCap Ireland Capital DAC	3.850%	10/29/41	295	229
	AerCap Ireland Capital DAC	6.950%	3/10/55	125	128
	Aflac Inc.	3.600%	4/1/30	115	111
[2]	Air Lease Corp.	3.750%	6/1/26	150	149
	Air Lease Corp.	1.875%	8/15/26	190	184
	Air Lease Corp.	2.200%	1/15/27	275	265
	Air Lease Corp.	3.125%	12/1/30	185	169
[2]	Air Lease Corp.	2.875%	1/15/32	235	206
	Allstate Corp.	5.250%	3/30/33	215	217
	Ally Financial Inc.	4.750%	6/9/27	135	135
	Ally Financial Inc.	7.100%	11/15/27	205	215
	Ally Financial Inc.	2.200%	11/2/28	175	160
	Ally Financial Inc.	5.737%	5/15/29	30	30
	Ally Financial Inc.	6.992%	6/13/29	140	146
	Ally Financial Inc.	6.848%	1/3/30	170	178
[2]	Ally Financial Inc.	8.000%	11/1/31	388	434
	Ally Financial Inc.	6.184%	7/26/35	175	174
	American Express Co.	1.650%	11/4/26	330	318
	American Express Co.	2.550%	3/4/27	395	383
	American Express Co.	3.300%	5/3/27	432	424
	American Express Co.	5.389%	7/28/27	175	177
	American Express Co.	5.850%	11/5/27	405	419
	American Express Co.	5.098%	2/16/28	500	505
	American Express Co.	5.043%	7/26/28	545	551
	American Express Co.	4.731%	4/25/29	300	302
	American Express Co.	4.050%	5/3/29	135	134
	American Express Co.	5.282%	7/27/29	326	333
	American Express Co.	5.532%	4/25/30	485	501
	American Express Co.	5.085%	1/30/31	220	223
	American Express Co.	5.016%	4/25/31	320	324
	American Express Co.	6.489%	10/30/31	125	135
	American Express Co.	4.989%	5/26/33	145	143
	American Express Co.	4.420%	8/3/33	155	150
	American Express Co.	5.043%	5/1/34	50	50
	American Express Co.	5.284%	7/26/35	345	343
	American Express Co.	5.442%	1/30/36	345	347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	5.667%	4/25/36	500	510
	American Express Co.	4.050%	12/3/42	198	164
	American International Group Inc.	5.125%	3/27/33	85	85
	American International Group Inc.	4.750%	4/1/48	220	190
	American International Group Inc.	4.375%	6/30/50	170	137
	Ameriprise Financial Inc.	5.150%	5/15/33	180	182
	Ameriprise Financial Inc.	5.200%	4/15/35	260	258
	Aon Corp.	3.750%	5/2/29	165	160
	Aon Corp.	2.800%	5/15/30	265	243
	Aon Corp.	5.350%	2/28/33	115	117
	Aon Corp.	3.900%	2/28/52	365	262
	Aon North America Inc.	5.150%	3/1/29	150	153
	Aon North America Inc.	5.450%	3/1/34	405	410
	Aon North America Inc.	5.750%	3/1/54	445	426
	Apollo Global Management Inc.	5.800%	5/21/54	175	167
	Arch Capital Group Ltd.	3.635%	6/30/50	200	141
	Ares Capital Corp.	2.150%	7/15/26	160	155
	Ares Capital Corp.	7.000%	1/15/27	145	149
	Ares Capital Corp.	2.875%	6/15/28	215	201
	Ares Capital Corp.	5.875%	3/1/29	165	167
	Ares Capital Corp.	5.950%	7/15/29	185	188
[1]	Ares Capital Corp.	5.500%	9/1/30	160	159
[2]	Ares Capital Corp.	5.800%	3/8/32	200	197
	Ares Management Corp.	5.600%	10/11/54	150	137
	Arthur J Gallagher & Co.	4.600%	12/15/27	105	105
	Arthur J Gallagher & Co.	4.850%	12/15/29	80	81
	Arthur J Gallagher & Co.	5.150%	2/15/35	320	315
	Arthur J Gallagher & Co.	3.500%	5/20/51	250	168
	Arthur J Gallagher & Co.	5.550%	2/15/55	200	186
	Athene Holding Ltd.	4.125%	1/12/28	180	177
	Athene Holding Ltd.	6.250%	4/1/54	250	239
	Athene Holding Ltd.	6.625%	5/19/55	100	100
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	100	101
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	250	253
	AXA SA	8.600%	12/15/30	85	100
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	190	196
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/29	200	205
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	185	207
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	250	256
	Banco Santander SA	4.250%	4/11/27	107	106
	Banco Santander SA	5.294%	8/18/27	525	531
	Banco Santander SA	1.722%	9/14/27	280	269
	Banco Santander SA	6.527%	11/7/27	355	364
	Banco Santander SA	3.800%	2/23/28	370	361
	Banco Santander SA	5.552%	3/14/28	20	20
	Banco Santander SA	4.175%	3/24/28	530	525
	Banco Santander SA	4.379%	4/12/28	296	293
[2]	Banco Santander SA	5.365%	7/15/28	500	507
	Banco Santander SA	5.588%	8/8/28	225	231
	Banco Santander SA	6.607%	11/7/28	320	340
	Banco Santander SA	3.306%	6/27/29	205	195
	Banco Santander SA	5.565%	1/17/30	245	252
	Banco Santander SA	5.538%	3/14/30	275	281
	Banco Santander SA	3.490%	5/28/30	345	323
	Banco Santander SA	2.749%	12/3/30	390	343
	Banco Santander SA	2.958%	3/25/31	205	185
	Banco Santander SA	5.439%	7/15/31	225	231
	Banco Santander SA	3.225%	11/22/32	165	144
	Banco Santander SA	6.921%	8/8/33	339	361
	Banco Santander SA	6.938%	11/7/33	230	256
	Banco Santander SA	6.350%	3/14/34	200	206
	Banco Santander SA	6.033%	1/17/35	200	208
[2]	Bank of America Corp.	4.250%	10/22/26	363	361
	Bank of America Corp.	1.734%	7/22/27	1,420	1,373
	Bank of America Corp.	5.933%	9/15/27	315	320
[2]	Bank of America Corp.	3.248%	10/21/27	494	482
[2]	Bank of America Corp.	4.183%	11/25/27	595	590
[2]	Bank of America Corp.	3.824%	1/20/28	550	543
[2]	Bank of America Corp.	2.551%	2/4/28	420	406
[2]	Bank of America Corp.	3.705%	4/24/28	525	516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.376%	4/27/28	466	464
[2]	Bank of America Corp.	3.593%	7/21/28	395	386
[2]	Bank of America Corp.	4.948%	7/22/28	510	513
	Bank of America Corp.	6.204%	11/10/28	405	419
[2]	Bank of America Corp.	3.419%	12/20/28	1,128	1,095
	Bank of America Corp.	4.979%	1/24/29	100	101
[2]	Bank of America Corp.	3.970%	3/5/29	580	570
	Bank of America Corp.	5.202%	4/25/29	685	696
[2]	Bank of America Corp.	2.087%	6/14/29	543	504
[2]	Bank of America Corp.	4.271%	7/23/29	737	729
	Bank of America Corp.	5.819%	9/15/29	505	523
[2]	Bank of America Corp.	3.974%	2/7/30	555	541
[2]	Bank of America Corp.	3.194%	7/23/30	580	547
[2]	Bank of America Corp.	2.884%	10/22/30	485	449
	Bank of America Corp.	5.162%	1/24/31	525	533
[2]	Bank of America Corp.	2.496%	2/13/31	930	840
[2]	Bank of America Corp.	2.592%	4/29/31	575	519
[2]	Bank of America Corp.	1.898%	7/23/31	425	368
[2]	Bank of America Corp.	1.922%	10/24/31	735	633
[2]	Bank of America Corp.	2.651%	3/11/32	380	336
	Bank of America Corp.	2.687%	4/22/32	875	773
	Bank of America Corp.	2.299%	7/21/32	670	574
	Bank of America Corp.	2.572%	10/20/32	710	616
[2]	Bank of America Corp.	2.972%	2/4/33	955	840
	Bank of America Corp.	4.571%	4/27/33	1,064	1,033
[2]	Bank of America Corp.	5.015%	7/22/33	1,100	1,095
	Bank of America Corp.	5.288%	4/25/34	1,279	1,279
	Bank of America Corp.	5.872%	9/15/34	625	649
	Bank of America Corp.	5.468%	1/23/35	885	895
[2]	Bank of America Corp.	5.425%	8/15/35	430	421
	Bank of America Corp.	5.518%	10/25/35	790	774
	Bank of America Corp.	5.511%	1/24/36	830	837
	Bank of America Corp.	5.744%	2/12/36	610	606
	Bank of America Corp.	5.464%	5/9/36	275	277
	Bank of America Corp.	2.482%	9/21/36	630	527
	Bank of America Corp.	6.110%	1/29/37	620	642
	Bank of America Corp.	3.846%	3/8/37	375	336
[2]	Bank of America Corp.	4.244%	4/24/38	455	403
	Bank of America Corp.	7.750%	5/14/38	195	228
[2]	Bank of America Corp.	4.078%	4/23/40	325	276
[2]	Bank of America Corp.	2.676%	6/19/41	1,000	698
[2]	Bank of America Corp.	5.875%	2/7/42	460	472
	Bank of America Corp.	3.311%	4/22/42	575	429
[2]	Bank of America Corp.	5.000%	1/21/44	475	437
[2]	Bank of America Corp.	4.443%	1/20/48	266	221
[2]	Bank of America Corp.	3.946%	1/23/49	190	145
[2]	Bank of America Corp.	4.330%	3/15/50	780	630
[2]	Bank of America Corp.	4.083%	3/20/51	1,112	858
[2]	Bank of America Corp.	2.831%	10/24/51	435	263
[2]	Bank of America Corp.	3.483%	3/13/52	270	186
	Bank of America Corp.	2.972%	7/21/52	555	346
	Bank of America NA	5.526%	8/18/26	625	633
[2]	Bank of America NA	6.000%	10/15/36	325	337
	Bank of Montreal	5.300%	6/5/26	185	186
[2]	Bank of Montreal	1.250%	9/15/26	275	264
	Bank of Montreal	5.266%	12/11/26	110	111
[2]	Bank of Montreal	2.650%	3/8/27	235	228
	Bank of Montreal	4.567%	9/10/27	160	160
[2]	Bank of Montreal	4.700%	9/14/27	408	410
	Bank of Montreal	5.203%	2/1/28	167	170
	Bank of Montreal	5.717%	9/25/28	175	181
	Bank of Montreal	4.640%	9/10/30	230	230
	Bank of Montreal	5.511%	6/4/31	150	155
[2]	Bank of Montreal	3.803%	12/15/32	430	416
	Bank of Montreal	3.088%	1/10/37	250	213
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	85	83
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	165	159
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	220	216
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	165	162
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	270	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	290	288
	Bank of New York Mellon Corp.	4.890%	7/21/28	160	162
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	370	382
	Bank of New York Mellon Corp.	4.543%	2/1/29	255	256
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	370	352
[2]	Bank of New York Mellon Corp.	6.317%	10/25/29	197	208
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	140	142
	Bank of New York Mellon Corp.	4.942%	2/11/31	580	586
	Bank of New York Mellon Corp.	5.060%	7/22/32	330	334
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	233	223
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	255	267
	Bank of New York Mellon Corp.	4.706%	2/1/34	80	78
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	110	109
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	45	49
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	390	390
	Bank of Nova Scotia	1.350%	6/24/26	170	165
	Bank of Nova Scotia	2.700%	8/3/26	140	137
	Bank of Nova Scotia	1.300%	9/15/26	255	245
	Bank of Nova Scotia	5.350%	12/7/26	125	127
	Bank of Nova Scotia	1.950%	2/2/27	70	67
[2]	Bank of Nova Scotia	5.400%	6/4/27	85	87
	Bank of Nova Scotia	5.250%	6/12/28	215	220
	Bank of Nova Scotia	4.404%	9/8/28	100	100
	Bank of Nova Scotia	4.932%	2/14/29	340	342
	Bank of Nova Scotia	4.850%	2/1/30	200	202
	Bank of Nova Scotia	5.130%	2/14/31	200	202
	Bank of Nova Scotia	2.450%	2/2/32	290	249
	Bank of Nova Scotia	5.650%	2/1/34	150	155
	Bank of Nova Scotia	4.588%	5/4/37	265	247
	Barclays plc	7.325%	11/2/26	265	268
	Barclays plc	6.496%	9/13/27	160	163
	Barclays plc	2.279%	11/24/27	335	323
	Barclays plc	4.337%	1/10/28	390	387
	Barclays plc	5.674%	3/12/28	130	132
	Barclays plc	4.836%	5/9/28	425	426
	Barclays plc	5.501%	8/9/28	485	492
	Barclays plc	4.837%	9/10/28	66	66
	Barclays plc	7.385%	11/2/28	230	243
	Barclays plc	5.086%	2/25/29	200	201
[2]	Barclays plc	4.972%	5/16/29	255	256
	Barclays plc	6.490%	9/13/29	210	220
	Barclays plc	5.690%	3/12/30	490	502
[2]	Barclays plc	5.088%	6/20/30	235	234
	Barclays plc	4.942%	9/10/30	329	328
	Barclays plc	5.367%	2/25/31	200	202
	Barclays plc	2.645%	6/24/31	175	156
	Barclays plc	2.667%	3/10/32	310	271
	Barclays plc	2.894%	11/24/32	285	248
	Barclays plc	5.746%	8/9/33	350	357
	Barclays plc	7.437%	11/2/33	560	626
	Barclays plc	6.224%	5/9/34	550	574
	Barclays plc	7.119%	6/27/34	275	296
	Barclays plc	6.692%	9/13/34	385	414
	Barclays plc	5.335%	9/10/35	453	440
	Barclays plc	3.564%	9/23/35	190	173
	Barclays plc	5.785%	2/25/36	400	401
	Barclays plc	3.811%	3/10/42	210	160
	Barclays plc	3.330%	11/24/42	205	147
	Barclays plc	5.250%	8/17/45	245	230
	Barclays plc	4.950%	1/10/47	240	212
	Barclays plc	6.036%	3/12/55	290	288
	BlackRock Funding Inc.	5.000%	3/14/34	130	131
	BlackRock Funding Inc.	5.250%	3/14/54	265	248
	BlackRock Funding Inc.	5.350%	1/8/55	315	299
	Blackrock Inc.	3.250%	4/30/29	220	213
	Blackrock Inc.	2.400%	4/30/30	283	258
	Blackrock Inc.	1.900%	1/28/31	190	165
	Blackrock Inc.	2.100%	2/25/32	191	163
	Blackrock Inc.	4.750%	5/25/33	415	415
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	150	146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blue Owl Capital Corp.	2.875%	6/11/28	285	263
	Blue Owl Capital Corp.	5.950%	3/15/29	180	180
	Blue Owl Finance LLC	6.250%	4/18/34	185	188
	Brighthouse Financial Inc.	3.700%	6/22/27	175	171
	Brighthouse Financial Inc.	4.700%	6/22/47	228	171
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	355	361
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	130	128
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	125	127
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	85	85
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	225	229
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	135	136
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	375	384
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	220	219
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	200	203
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	355	326
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	160	170
	Capital One Financial Corp.	3.750%	7/28/26	210	207
	Capital One Financial Corp.	4.100%	2/9/27	330	327
	Capital One Financial Corp.	3.750%	3/9/27	200	197
	Capital One Financial Corp.	3.650%	5/11/27	420	413
	Capital One Financial Corp.	7.149%	10/29/27	165	170
	Capital One Financial Corp.	1.878%	11/2/27	310	298
	Capital One Financial Corp.	3.800%	1/31/28	379	372
	Capital One Financial Corp.	4.927%	5/10/28	345	346
	Capital One Financial Corp.	5.468%	2/1/29	335	341
	Capital One Financial Corp.	6.312%	6/8/29	255	266
	Capital One Financial Corp.	5.700%	2/1/30	210	215
	Capital One Financial Corp.	3.273%	3/1/30	228	215
	Capital One Financial Corp.	5.247%	7/26/30	90	91
	Capital One Financial Corp.	5.463%	7/26/30	242	247
[2]	Capital One Financial Corp.	7.624%	10/30/31	325	362
	Capital One Financial Corp.	2.359%	7/29/32	255	211
	Capital One Financial Corp.	6.700%	11/29/32	175	188
	Capital One Financial Corp.	5.268%	5/10/33	480	475
	Capital One Financial Corp.	5.817%	2/1/34	395	399
	Capital One Financial Corp.	6.377%	6/8/34	335	350
	Capital One Financial Corp.	7.964%	11/2/34	185	212
	Capital One Financial Corp.	6.051%	2/1/35	160	164
	Capital One Financial Corp.	5.884%	7/26/35	162	164
	Capital One Financial Corp.	6.183%	1/30/36	410	407
[2]	Capital One NA	3.450%	7/27/26	200	197
[2]	Capital One NA	4.650%	9/13/28	235	235
	Charles Schwab Corp.	5.875%	8/24/26	135	137
	Charles Schwab Corp.	2.450%	3/3/27	220	213
	Charles Schwab Corp.	2.000%	3/20/28	185	174
	Charles Schwab Corp.	5.643%	5/19/29	430	445
	Charles Schwab Corp.	6.196%	11/17/29	265	280
	Charles Schwab Corp.	1.650%	3/11/31	125	106
	Charles Schwab Corp.	2.300%	5/13/31	90	79
	Charles Schwab Corp.	1.950%	12/1/31	245	206
	Charles Schwab Corp.	2.900%	3/3/32	280	247
	Charles Schwab Corp.	5.853%	5/19/34	280	292
	Charles Schwab Corp.	6.136%	8/24/34	220	234
	Chubb Corp.	6.000%	5/11/37	205	218
	Chubb INA Holdings LLC	1.375%	9/15/30	200	172
	Chubb INA Holdings LLC	5.000%	3/15/34	285	285
	Chubb INA Holdings LLC	4.350%	11/3/45	310	259
	Chubb INA Holdings LLC	3.050%	12/15/61	205	122
	CI Financial Corp.	3.200%	12/17/30	109	95
	Citibank NA	4.929%	8/6/26	585	588
[2]	Citibank NA	5.488%	12/4/26	705	715
	Citibank NA	4.876%	11/19/27	530	532
	Citibank NA	5.803%	9/29/28	425	442
	Citibank NA	4.838%	8/6/29	575	582
[2]	Citibank NA	4.914%	5/29/30	250	252
[2]	Citibank NA	5.570%	4/30/34	300	307
	Citigroup Inc.	3.200%	10/21/26	375	368
	Citigroup Inc.	4.300%	11/20/26	255	254
	Citigroup Inc.	1.462%	6/9/27	855	827
	Citigroup Inc.	4.450%	9/29/27	860	856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citigroup Inc.	3.887%	1/10/28	797	787
[2]	Citigroup Inc.	3.070%	2/24/28	465	452
	Citigroup Inc.	4.643%	5/7/28	100	100
	Citigroup Inc.	4.658%	5/24/28	285	285
[2]	Citigroup Inc.	3.668%	7/24/28	430	420
	Citigroup Inc.	4.125%	7/25/28	645	636
[2]	Citigroup Inc.	3.520%	10/27/28	385	374
	Citigroup Inc.	4.786%	3/4/29	225	225
[2]	Citigroup Inc.	4.075%	4/23/29	545	536
	Citigroup Inc.	5.174%	2/13/30	765	775
[2]	Citigroup Inc.	3.980%	3/20/30	520	505
	Citigroup Inc.	4.542%	9/19/30	560	553
[2]	Citigroup Inc.	2.976%	11/5/30	535	495
[2]	Citigroup Inc.	2.666%	1/29/31	420	380
[2]	Citigroup Inc.	4.412%	3/31/31	585	572
	Citigroup Inc.	4.952%	5/7/31	700	700
[2]	Citigroup Inc.	2.572%	6/3/31	670	600
	Citigroup Inc.	2.561%	5/1/32	515	450
	Citigroup Inc.	6.625%	6/15/32	290	312
	Citigroup Inc.	2.520%	11/3/32	310	267
	Citigroup Inc.	3.057%	1/25/33	705	620
	Citigroup Inc.	3.785%	3/17/33	595	547
	Citigroup Inc.	4.910%	5/24/33	430	422
	Citigroup Inc.	6.270%	11/17/33	490	520
	Citigroup Inc.	6.174%	5/25/34	825	844
	Citigroup Inc.	5.592%	11/19/34	435	436
	Citigroup Inc.	5.827%	2/13/35	460	458
	Citigroup Inc.	5.449%	6/11/35	840	841
	Citigroup Inc.	6.020%	1/24/36	95	95
[2]	Citigroup Inc.	5.333%	3/27/36	370	365
[2]	Citigroup Inc.	3.878%	1/24/39	286	240
	Citigroup Inc.	8.125%	7/15/39	297	365
	Citigroup Inc.	5.411%	9/19/39	455	433
[2]	Citigroup Inc.	5.316%	3/26/41	295	281
	Citigroup Inc.	5.875%	1/30/42	425	427
	Citigroup Inc.	2.904%	11/3/42	280	193
	Citigroup Inc.	6.675%	9/13/43	170	180
	Citigroup Inc.	5.300%	5/6/44	145	133
	Citigroup Inc.	4.650%	7/30/45	155	133
	Citigroup Inc.	4.750%	5/18/46	405	336
[2]	Citigroup Inc.	4.281%	4/24/48	180	144
	Citigroup Inc.	4.650%	7/23/48	680	567
	Citigroup Inc.	5.612%	3/4/56	416	396
	Citizens Bank NA	4.575%	8/9/28	34	34
	Citizens Financial Group Inc.	5.841%	1/23/30	185	190
	Citizens Financial Group Inc.	3.250%	4/30/30	229	212
	Citizens Financial Group Inc.	5.253%	3/5/31	90	90
	Citizens Financial Group Inc.	5.718%	7/23/32	287	293
	Citizens Financial Group Inc.	6.645%	4/25/35	265	281
	CME Group Inc.	4.400%	3/15/30	125	125
	CME Group Inc.	2.650%	3/15/32	370	327
	CME Group Inc.	5.300%	9/15/43	128	126
	Comerica Inc.	5.982%	1/30/30	275	280
	Commonwealth Bank of Australia	4.577%	11/27/26	250	251
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	490	485
	Cooperatieve Rabobank UA	4.883%	1/21/28	220	224
	Cooperatieve Rabobank UA	4.494%	10/17/29	250	251
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	385	370
	Cooperatieve Rabobank UA	5.750%	12/1/43	325	320
	Cooperatieve Rabobank UA	5.250%	8/4/45	220	202
	Corebridge Financial Inc.	3.650%	4/5/27	258	254
	Corebridge Financial Inc.	3.850%	4/5/29	150	145
	Corebridge Financial Inc.	3.900%	4/5/32	222	204
	Corebridge Financial Inc.	5.750%	1/15/34	240	245
	Corebridge Financial Inc.	4.400%	4/5/52	335	260
	Corebridge Financial Inc.	6.875%	12/15/52	200	203
	Corebridge Financial Inc.	6.375%	9/15/54	130	126
	Deutsche Bank AG	7.146%	7/13/27	335	343
	Deutsche Bank AG	2.311%	11/16/27	406	391
	Deutsche Bank AG	2.552%	1/7/28	160	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	5.706%	2/8/28	218	221
[2]	Deutsche Bank AG	5.373%	1/10/29	35	35
	Deutsche Bank AG	6.720%	1/18/29	430	449
	Deutsche Bank AG	5.414%	5/10/29	250	257
	Deutsche Bank AG	6.819%	11/20/29	285	302
	Deutsche Bank AG	4.999%	9/11/30	320	319
	Deutsche Bank AG	5.297%	5/9/31	200	200
[2]	Deutsche Bank AG	3.547%	9/18/31	280	258
	Deutsche Bank AG	3.729%	1/14/32	160	144
	Deutsche Bank AG	3.035%	5/28/32	200	176
	Deutsche Bank AG	4.875%	12/1/32	190	186
	Deutsche Bank AG	3.742%	1/7/33	200	176
	Deutsche Bank AG	7.079%	2/10/34	350	367
	Deutsche Bank AG	5.403%	9/11/35	450	439
	Enact Holdings Inc.	6.250%	5/28/29	100	103
	Equitable Holdings Inc.	4.350%	4/20/28	332	330
	Equitable Holdings Inc.	5.000%	4/20/48	284	243
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	185	122
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	265	159
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	180	183
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	185	181
	Fifth Third Bancorp	2.550%	5/5/27	128	123
	Fifth Third Bancorp	6.361%	10/27/28	215	223
	Fifth Third Bancorp	6.339%	7/27/29	385	403
	Fifth Third Bancorp	4.772%	7/28/30	262	261
	Fifth Third Bancorp	4.895%	9/6/30	75	75
	Fifth Third Bancorp	5.631%	1/29/32	210	216
	Fifth Third Bancorp	8.250%	3/1/38	220	257
	First Citizens BancShares Inc.	6.254%	3/12/40	185	179
	Franklin Resources Inc.	1.600%	10/30/30	130	111
	FS KKR Capital Corp.	3.125%	10/12/28	70	63
	Global Payments Inc.	2.150%	1/15/27	130	125
	Global Payments Inc.	3.200%	8/15/29	200	187
	Global Payments Inc.	2.900%	5/15/30	160	145
	Global Payments Inc.	2.900%	11/15/31	300	261
	Global Payments Inc.	5.400%	8/15/32	150	150
	Global Payments Inc.	4.150%	8/15/49	170	121
	Global Payments Inc.	5.950%	8/15/52	210	195
	Goldman Sachs Capital I	6.345%	2/15/34	223	228
	Goldman Sachs Group Inc.	3.500%	11/16/26	482	475
	Goldman Sachs Group Inc.	5.950%	1/15/27	385	395
	Goldman Sachs Group Inc.	3.850%	1/26/27	840	833
	Goldman Sachs Group Inc.	1.542%	9/10/27	505	485
	Goldman Sachs Group Inc.	1.948%	10/21/27	750	722
	Goldman Sachs Group Inc.	2.640%	2/24/28	525	507
	Goldman Sachs Group Inc.	3.615%	3/15/28	550	540
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	670	658
	Goldman Sachs Group Inc.	4.482%	8/23/28	640	638
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	709	694
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	583	577
	Goldman Sachs Group Inc.	6.484%	10/24/29	485	512
	Goldman Sachs Group Inc.	2.600%	2/7/30	625	571
	Goldman Sachs Group Inc.	3.800%	3/15/30	485	468
	Goldman Sachs Group Inc.	5.727%	4/25/30	730	755
	Goldman Sachs Group Inc.	5.049%	7/23/30	715	721
	Goldman Sachs Group Inc.	4.692%	10/23/30	485	483
[2]	Goldman Sachs Group Inc.	5.207%	1/28/31	560	568
	Goldman Sachs Group Inc.	5.218%	4/23/31	600	609
	Goldman Sachs Group Inc.	1.992%	1/27/32	525	447
	Goldman Sachs Group Inc.	2.615%	4/22/32	615	540
	Goldman Sachs Group Inc.	2.383%	7/21/32	655	564
	Goldman Sachs Group Inc.	2.650%	10/21/32	505	439
	Goldman Sachs Group Inc.	6.125%	2/15/33	365	394
	Goldman Sachs Group Inc.	3.102%	2/24/33	745	658
	Goldman Sachs Group Inc.	6.561%	10/24/34	120	131
	Goldman Sachs Group Inc.	5.851%	4/25/35	630	649
	Goldman Sachs Group Inc.	5.330%	7/23/35	956	949
	Goldman Sachs Group Inc.	5.016%	10/23/35	999	966
	Goldman Sachs Group Inc.	5.536%	1/28/36	825	831
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,200	1,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	435	370
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	330	289
	Goldman Sachs Group Inc.	6.250%	2/1/41	780	814
	Goldman Sachs Group Inc.	3.210%	4/22/42	465	338
	Goldman Sachs Group Inc.	2.908%	7/21/42	300	209
	Goldman Sachs Group Inc.	3.436%	2/24/43	325	241
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	315	275
	Goldman Sachs Group Inc.	5.150%	5/22/45	360	317
	Goldman Sachs Group Inc.	4.750%	10/21/45	335	290
	Goldman Sachs Group Inc.	5.561%	11/19/45	560	536
	Goldman Sachs Group Inc.	5.734%	1/28/56	255	248
	Golub Capital BDC Inc.	6.000%	7/15/29	135	137
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	250	244
	Hartford Insurance Group Inc.	3.600%	8/19/49	195	139
	HSBC Holdings plc	7.336%	11/3/26	325	328
	HSBC Holdings plc	5.887%	8/14/27	610	618
	HSBC Holdings plc	2.251%	11/22/27	267	257
[2]	HSBC Holdings plc	4.041%	3/13/28	690	682
	HSBC Holdings plc	5.597%	5/17/28	460	467
	HSBC Holdings plc	4.755%	6/9/28	400	400
	HSBC Holdings plc	5.210%	8/11/28	625	631
[2]	HSBC Holdings plc	2.013%	9/22/28	245	230
	HSBC Holdings plc	7.390%	11/3/28	330	349
	HSBC Holdings plc	5.130%	11/19/28	200	201
	HSBC Holdings plc	4.899%	3/3/29	200	200
	HSBC Holdings plc	6.161%	3/9/29	505	522
[2]	HSBC Holdings plc	4.583%	6/19/29	560	556
	HSBC Holdings plc	2.206%	8/17/29	685	631
	HSBC Holdings plc	5.546%	3/4/30	330	338
	HSBC Holdings plc	4.950%	3/31/30	770	777
[2]	HSBC Holdings plc	3.973%	5/22/30	635	612
	HSBC Holdings plc	5.286%	11/19/30	250	252
	HSBC Holdings plc	5.130%	3/3/31	200	200
	HSBC Holdings plc	5.240%	5/13/31	560	563
[2]	HSBC Holdings plc	2.848%	6/4/31	570	513
[2]	HSBC Holdings plc	2.357%	8/18/31	455	399
	HSBC Holdings plc	5.733%	5/17/32	200	205
	HSBC Holdings plc	2.804%	5/24/32	680	595
	HSBC Holdings plc	2.871%	11/22/32	245	213
	HSBC Holdings plc	4.762%	3/29/33	485	464
	HSBC Holdings plc	5.402%	8/11/33	460	464
	HSBC Holdings plc	8.113%	11/3/33	460	525
	HSBC Holdings plc	6.254%	3/9/34	405	426
	HSBC Holdings plc	6.547%	6/20/34	600	627
	HSBC Holdings plc	7.399%	11/13/34	335	368
	HSBC Holdings plc	5.719%	3/4/35	280	286
	HSBC Holdings plc	5.874%	11/18/35	305	302
	HSBC Holdings plc	5.450%	3/3/36	525	517
	HSBC Holdings plc	6.500%	5/2/36	380	404
	HSBC Holdings plc	5.790%	5/13/36	480	484
	HSBC Holdings plc	6.500%	9/15/37	310	325
[2]	HSBC Holdings plc	6.500%	9/15/37	180	186
	HSBC Holdings plc	6.800%	6/1/38	145	157
	HSBC Holdings plc	6.100%	1/14/42	180	187
	HSBC Holdings plc	6.332%	3/9/44	510	536
	HSBC Holdings plc	5.250%	3/14/44	352	326
	HSBC USA Inc.	5.294%	3/4/27	70	71
[1]	HSBC USA Inc.	4.650%	6/3/28	200	201
	Huntington Bancshares Inc.	4.443%	8/4/28	155	155
	Huntington Bancshares Inc.	6.208%	8/21/29	454	473
	Huntington Bancshares Inc.	2.550%	2/4/30	390	353
	Huntington Bancshares Inc.	5.272%	1/15/31	220	222
	Huntington Bancshares Inc.	5.709%	2/2/35	185	186
	Huntington National Bank	4.871%	4/12/28	250	250
	Huntington National Bank	4.552%	5/17/28	175	175
	Huntington National Bank	5.650%	1/10/30	210	216
	ING Groep NV	3.950%	3/29/27	275	272
	ING Groep NV	6.083%	9/11/27	140	142
	ING Groep NV	4.017%	3/28/28	485	480
	ING Groep NV	4.550%	10/2/28	350	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	4.858%	3/25/29	315	316
	ING Groep NV	4.050%	4/9/29	101	99
	ING Groep NV	5.335%	3/19/30	100	102
	ING Groep NV	2.727%	4/1/32	195	173
	ING Groep NV	4.252%	3/28/33	205	194
	ING Groep NV	6.114%	9/11/34	300	315
	ING Groep NV	5.550%	3/19/35	375	377
	ING Groep NV	5.525%	3/25/36	200	199
	Intercontinental Exchange Inc.	4.000%	9/15/27	340	337
	Intercontinental Exchange Inc.	3.625%	9/1/28	65	63
	Intercontinental Exchange Inc.	4.350%	6/15/29	205	204
	Intercontinental Exchange Inc.	2.100%	6/15/30	350	312
	Intercontinental Exchange Inc.	5.250%	6/15/31	40	41
	Intercontinental Exchange Inc.	1.850%	9/15/32	270	221
	Intercontinental Exchange Inc.	4.600%	3/15/33	255	251
	Intercontinental Exchange Inc.	2.650%	9/15/40	245	174
	Intercontinental Exchange Inc.	4.250%	9/21/48	275	221
	Intercontinental Exchange Inc.	3.000%	6/15/50	447	284
	Intercontinental Exchange Inc.	4.950%	6/15/52	395	348
	Intercontinental Exchange Inc.	3.000%	9/15/60	325	192
	Intercontinental Exchange Inc.	5.200%	6/15/62	235	212
	JPMorgan Chase & Co.	3.200%	6/15/26	360	356
	JPMorgan Chase & Co.	2.950%	10/1/26	635	623
	JPMorgan Chase & Co.	4.125%	12/15/26	555	553
	JPMorgan Chase & Co.	1.470%	9/22/27	695	667
	JPMorgan Chase & Co.	4.250%	10/1/27	500	500
	JPMorgan Chase & Co.	6.070%	10/22/27	395	403
	JPMorgan Chase & Co.	3.625%	12/1/27	360	353
	JPMorgan Chase & Co.	5.040%	1/23/28	580	584
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	610	602
	JPMorgan Chase & Co.	2.947%	2/24/28	245	238
	JPMorgan Chase & Co.	5.571%	4/22/28	645	657
	JPMorgan Chase & Co.	4.323%	4/26/28	535	532
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	625	613
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	260	248
	JPMorgan Chase & Co.	4.979%	7/22/28	700	705
	JPMorgan Chase & Co.	4.851%	7/25/28	925	930
	JPMorgan Chase & Co.	4.505%	10/22/28	815	813
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	470	457
	JPMorgan Chase & Co.	4.915%	1/24/29	180	182
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	325	320
	JPMorgan Chase & Co.	2.069%	6/1/29	325	302
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	650	643
	JPMorgan Chase & Co.	5.299%	7/24/29	510	520
	JPMorgan Chase & Co.	6.087%	10/23/29	470	491
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	385	382
	JPMorgan Chase & Co.	5.012%	1/23/30	645	653
	JPMorgan Chase & Co.	5.581%	4/22/30	435	449
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	440	425
	JPMorgan Chase & Co.	4.565%	6/14/30	302	301
	JPMorgan Chase & Co.	4.995%	7/22/30	726	733
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	755	696
	JPMorgan Chase & Co.	4.603%	10/22/30	450	447
	JPMorgan Chase & Co.	5.140%	1/24/31	485	492
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	710	701
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	465	420
	JPMorgan Chase & Co.	5.103%	4/22/31	595	604
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	710	645
	JPMorgan Chase & Co.	1.764%	11/19/31	335	286
	JPMorgan Chase & Co.	1.953%	2/4/32	565	484
	JPMorgan Chase & Co.	2.580%	4/22/32	620	547
	JPMorgan Chase & Co.	2.545%	11/8/32	505	437
	JPMorgan Chase & Co.	2.963%	1/25/33	760	672
	JPMorgan Chase & Co.	4.586%	4/26/33	565	551
	JPMorgan Chase & Co.	4.912%	7/25/33	870	862
	JPMorgan Chase & Co.	5.717%	9/14/33	575	590
	JPMorgan Chase & Co.	5.350%	6/1/34	835	846
	JPMorgan Chase & Co.	6.254%	10/23/34	570	609
	JPMorgan Chase & Co.	5.336%	1/23/35	800	805
	JPMorgan Chase & Co.	5.766%	4/22/35	715	739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.294%	7/22/35	712	711
	JPMorgan Chase & Co.	4.946%	10/22/35	725	704
	JPMorgan Chase & Co.	5.502%	1/24/36	930	942
	JPMorgan Chase & Co.	6.400%	5/15/38	682	743
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	500	430
	JPMorgan Chase & Co.	5.500%	10/15/40	485	481
	JPMorgan Chase & Co.	5.600%	7/15/41	330	331
	JPMorgan Chase & Co.	2.525%	11/19/41	325	222
	JPMorgan Chase & Co.	5.400%	1/6/42	490	481
	JPMorgan Chase & Co.	3.157%	4/22/42	345	254
	JPMorgan Chase & Co.	5.625%	8/16/43	410	405
	JPMorgan Chase & Co.	4.850%	2/1/44	451	408
	JPMorgan Chase & Co.	4.950%	6/1/45	385	348
	JPMorgan Chase & Co.	5.534%	11/29/45	585	573
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	410	335
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	375	294
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	635	492
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	570	436
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	457	298
	JPMorgan Chase & Co.	3.328%	4/22/52	625	425
	JPMorgan Chase Bank NA	5.110%	12/8/26	450	455
[2]	KeyBank NA	5.850%	11/15/27	180	185
[2]	KeyBank NA	4.900%	8/8/32	100	94
	KeyBank NA	5.000%	1/26/33	180	174
[2]	KeyCorp	2.250%	4/6/27	80	77
[2]	KeyCorp	4.100%	4/30/28	235	232
[2]	KeyCorp	2.550%	10/1/29	155	141
[2]	KeyCorp	5.121%	4/4/31	120	120
[2]	KeyCorp	4.789%	6/1/33	230	219
	KeyCorp	6.401%	3/6/35	130	136
	Lloyds Banking Group plc	3.750%	1/11/27	175	173
	Lloyds Banking Group plc	5.985%	8/7/27	350	355
	Lloyds Banking Group plc	5.462%	1/5/28	185	187
	Lloyds Banking Group plc	3.750%	3/18/28	101	99
	Lloyds Banking Group plc	4.375%	3/22/28	365	363
	Lloyds Banking Group plc	4.550%	8/16/28	175	174
[2]	Lloyds Banking Group plc	3.574%	11/7/28	445	433
	Lloyds Banking Group plc	5.087%	11/26/28	200	202
	Lloyds Banking Group plc	5.871%	3/6/29	380	391
	Lloyds Banking Group plc	5.721%	6/5/30	230	237
	Lloyds Banking Group plc	4.976%	8/11/33	320	314
	Lloyds Banking Group plc	7.953%	11/15/33	430	488
	Lloyds Banking Group plc	5.679%	1/5/35	345	349
	Lloyds Banking Group plc	5.590%	11/26/35	200	200
	Lloyds Banking Group plc	5.300%	12/1/45	80	72
	Lloyds Banking Group plc	3.369%	12/14/46	250	174
	Lloyds Banking Group plc	4.344%	1/9/48	225	173
	LPL Holdings Inc.	6.750%	11/17/28	130	138
	LPL Holdings Inc.	5.200%	3/15/30	150	151
	M&T Bank Corp.	7.413%	10/30/29	325	351
	M&T Bank Corp.	6.082%	3/13/32	240	250
	M&T Bank Corp.	5.053%	1/27/34	255	247
[2]	M&T Bank Corp.	5.385%	1/16/36	255	249
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	305	306
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	140	141
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	430	430
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	145	146
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	185	164
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	175	176
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	430	423
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	235	206
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	230	225
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	225	210
	Mastercard Inc.	2.950%	11/21/26	100	98
	Mastercard Inc.	3.300%	3/26/27	180	178
	Mastercard Inc.	4.100%	1/15/28	100	100
	Mastercard Inc.	4.875%	3/9/28	200	204
	Mastercard Inc.	2.950%	6/1/29	141	134
	Mastercard Inc.	3.350%	3/26/30	275	263
	Mastercard Inc.	2.000%	11/18/31	110	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	4.350%	1/15/32	252	248
	Mastercard Inc.	4.850%	3/9/33	40	40
	Mastercard Inc.	4.875%	5/9/34	160	160
	Mastercard Inc.	4.550%	1/15/35	196	190
	Mastercard Inc.	3.650%	6/1/49	245	182
	Mastercard Inc.	3.850%	3/26/50	365	280
	MetLife Inc.	4.550%	3/23/30	290	292
	MetLife Inc.	5.375%	7/15/33	125	129
	MetLife Inc.	6.375%	6/15/34	35	38
	MetLife Inc.	5.300%	12/15/34	140	142
	MetLife Inc.	5.700%	6/15/35	250	260
[2]	MetLife Inc.	6.400%	12/15/36	295	298
	MetLife Inc.	5.875%	2/6/41	130	133
	MetLife Inc.	4.125%	8/13/42	130	107
	MetLife Inc.	4.875%	11/13/43	210	189
	MetLife Inc.	4.050%	3/1/45	405	324
	MetLife Inc.	4.600%	5/13/46	120	104
	MetLife Inc.	5.000%	7/15/52	235	208
	MetLife Inc.	5.250%	1/15/54	145	133
[2]	MetLife Inc.	6.350%	3/15/55	210	211
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	245
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	100	99
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	470	454
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	150	146
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	255	245
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	495	477
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	320	316
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	115	114
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	255	257
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	198
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	285	290
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	130	133
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	355	346
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	575	544
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	300	273
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	204
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	320	281
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	515	523
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/31	245	248
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	365	314
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	425	367
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	150	131
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	480	480
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	120	122
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	170	172
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	245	248
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	495	497
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	100	101
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	190	160
	Mizuho Financial Group Inc.	1.554%	7/9/27	220	213
	Mizuho Financial Group Inc.	3.170%	9/11/27	135	131
	Mizuho Financial Group Inc.	4.018%	3/5/28	265	262
	Mizuho Financial Group Inc.	5.414%	9/13/28	85	86
	Mizuho Financial Group Inc.	5.667%	5/27/29	40	41
	Mizuho Financial Group Inc.	5.778%	7/6/29	270	279
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	390	385
	Mizuho Financial Group Inc.	5.376%	5/26/30	45	46
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	130	122
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	245	215
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	160	138
	Mizuho Financial Group Inc.	2.564%	9/13/31	131	112
	Mizuho Financial Group Inc.	5.669%	9/13/33	335	343
	Mizuho Financial Group Inc.	5.754%	5/27/34	300	308
	Mizuho Financial Group Inc.	5.748%	7/6/34	150	154
	Mizuho Financial Group Inc.	5.579%	5/26/35	150	152
[2]	Morgan Stanley	3.125%	7/27/26	606	597
[2]	Morgan Stanley	4.350%	9/8/26	515	513
	Morgan Stanley	3.625%	1/20/27	716	707
	Morgan Stanley	3.950%	4/23/27	545	540
[2]	Morgan Stanley	1.512%	7/20/27	585	565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	2.475%	1/21/28	675	652
[2]	Morgan Stanley	5.652%	4/13/28	260	265
	Morgan Stanley	4.210%	4/20/28	485	482
[2]	Morgan Stanley	3.591%	7/22/28	880	860
	Morgan Stanley	6.296%	10/18/28	335	347
[2]	Morgan Stanley	3.772%	1/24/29	560	548
	Morgan Stanley	5.123%	2/1/29	410	415
[2]	Morgan Stanley	5.164%	4/20/29	445	451
	Morgan Stanley	5.449%	7/20/29	385	394
	Morgan Stanley	6.407%	11/1/29	400	422
	Morgan Stanley	5.173%	1/16/30	685	696
[2]	Morgan Stanley	4.431%	1/23/30	725	719
	Morgan Stanley	5.656%	4/18/30	610	630
	Morgan Stanley	5.042%	7/19/30	700	707
	Morgan Stanley	4.654%	10/18/30	860	854
	Morgan Stanley	5.230%	1/15/31	660	670
[2]	Morgan Stanley	2.699%	1/22/31	945	863
[2]	Morgan Stanley	3.622%	4/1/31	705	668
	Morgan Stanley	5.192%	4/17/31	555	563
[2]	Morgan Stanley	1.794%	2/13/32	375	316
	Morgan Stanley	7.250%	4/1/32	260	296
[2]	Morgan Stanley	1.928%	4/28/32	310	262
[2]	Morgan Stanley	2.239%	7/21/32	685	584
[2]	Morgan Stanley	2.511%	10/20/32	830	714
	Morgan Stanley	2.943%	1/21/33	385	338
	Morgan Stanley	4.889%	7/20/33	300	296
	Morgan Stanley	6.342%	10/18/33	720	770
[2]	Morgan Stanley	5.250%	4/21/34	475	475
[2]	Morgan Stanley	5.424%	7/21/34	340	343
	Morgan Stanley	6.627%	11/1/34	370	401
	Morgan Stanley	5.466%	1/18/35	530	533
	Morgan Stanley	5.831%	4/19/35	665	686
	Morgan Stanley	5.320%	7/19/35	995	989
	Morgan Stanley	5.587%	1/18/36	1,010	1,020
	Morgan Stanley	2.484%	9/16/36	650	543
	Morgan Stanley	5.297%	4/20/37	400	392
	Morgan Stanley	5.948%	1/19/38	470	474
[2]	Morgan Stanley	3.971%	7/22/38	600	513
	Morgan Stanley	5.942%	2/7/39	315	317
[2]	Morgan Stanley	4.457%	4/22/39	510	461
	Morgan Stanley	3.217%	4/22/42	380	280
	Morgan Stanley	6.375%	7/24/42	440	470
	Morgan Stanley	4.300%	1/27/45	540	449
[2]	Morgan Stanley	4.375%	1/22/47	385	318
[2]	Morgan Stanley	5.597%	3/24/51	385	372
[2]	Morgan Stanley	2.802%	1/25/52	385	231
	Morgan Stanley	5.516%	11/19/55	715	681
[2]	Morgan Stanley Bank NA	5.882%	10/30/26	450	459
	Morgan Stanley Bank NA	4.447%	10/15/27	485	485
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	400	402
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	425	432
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	540	544
	Morgan Stanley Bank NA	5.016%	1/12/29	180	182
	Nasdaq Inc.	5.350%	6/28/28	344	353
	Nasdaq Inc.	5.550%	2/15/34	262	268
	Nasdaq Inc.	5.950%	8/15/53	145	143
	Nasdaq Inc.	6.100%	6/28/63	140	138
[2]	National Australia Bank Ltd.	2.500%	7/12/26	85	83
	National Australia Bank Ltd.	3.905%	6/9/27	40	40
	National Australia Bank Ltd.	5.087%	6/11/27	430	437
	National Australia Bank Ltd.	4.944%	1/12/28	410	417
	National Australia Bank Ltd.	4.787%	1/10/29	260	264
	National Australia Bank Ltd.	4.901%	1/14/30	250	255
	National Bank of Canada	5.600%	12/18/28	265	274
	National Bank of Canada	4.500%	10/10/29	435	431
	NatWest Group plc	7.472%	11/10/26	185	187
	NatWest Group plc	1.642%	6/14/27	120	116
	NatWest Group plc	5.583%	3/1/28	225	228
[2]	NatWest Group plc	3.073%	5/22/28	310	301
	NatWest Group plc	5.516%	9/30/28	515	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	NatWest Group plc	4.892%	5/18/29	305	306
	NatWest Group plc	5.808%	9/13/29	210	217
[2]	NatWest Group plc	5.076%	1/27/30	560	563
[2]	NatWest Group plc	4.445%	5/8/30	255	251
	NatWest Group plc	4.964%	8/15/30	255	256
	NatWest Group plc	6.016%	3/2/34	215	224
	NatWest Group plc	6.475%	6/1/34	260	270
	NatWest Group plc	5.778%	3/1/35	335	341
[2]	NatWest Group plc	3.032%	11/28/35	130	115
	Nomura Holdings Inc.	1.653%	7/14/26	220	213
	Nomura Holdings Inc.	2.329%	1/22/27	235	226
	Nomura Holdings Inc.	6.070%	7/12/28	100	104
	Nomura Holdings Inc.	2.172%	7/14/28	205	190
	Nomura Holdings Inc.	3.103%	1/16/30	185	171
	Nomura Holdings Inc.	2.679%	7/16/30	140	125
	Nomura Holdings Inc.	2.608%	7/14/31	150	130
	Nomura Holdings Inc.	2.999%	1/22/32	305	265
	Nomura Holdings Inc.	6.181%	1/18/33	135	142
	Nomura Holdings Inc.	5.783%	7/3/34	310	316
	Northern Trust Corp.	1.950%	5/1/30	170	151
	Northern Trust Corp.	6.125%	11/2/32	185	197
	PayPal Holdings Inc.	2.650%	10/1/26	180	176
	PayPal Holdings Inc.	2.850%	10/1/29	490	458
	PayPal Holdings Inc.	2.300%	6/1/30	140	126
	PayPal Holdings Inc.	4.400%	6/1/32	375	365
	PayPal Holdings Inc.	5.150%	6/1/34	160	160
	PayPal Holdings Inc.	3.250%	6/1/50	270	177
	PayPal Holdings Inc.	5.050%	6/1/52	240	213
[2]	PNC Bank NA	3.100%	10/25/27	140	136
[2]	PNC Bank NA	4.050%	7/26/28	450	443
[2]	PNC Bank NA	2.700%	10/22/29	195	180
	PNC Financial Services Group Inc.	2.600%	7/23/26	220	216
	PNC Financial Services Group Inc.	3.150%	5/19/27	236	231
	PNC Financial Services Group Inc.	5.102%	7/23/27	380	382
	PNC Financial Services Group Inc.	6.615%	10/20/27	437	449
	PNC Financial Services Group Inc.	5.300%	1/21/28	175	177
	PNC Financial Services Group Inc.	5.354%	12/2/28	380	387
	PNC Financial Services Group Inc.	3.450%	4/23/29	260	251
	PNC Financial Services Group Inc.	5.582%	6/12/29	715	735
	PNC Financial Services Group Inc.	2.550%	1/22/30	430	393
	PNC Financial Services Group Inc.	5.492%	5/14/30	500	514
	PNC Financial Services Group Inc.	5.222%	1/29/31	185	188
	PNC Financial Services Group Inc.	4.899%	5/13/31	210	210
	PNC Financial Services Group Inc.	2.307%	4/23/32	370	320
	PNC Financial Services Group Inc.	4.812%	10/21/32	280	276
	PNC Financial Services Group Inc.	4.626%	6/6/33	180	171
	PNC Financial Services Group Inc.	6.037%	10/28/33	345	361
	PNC Financial Services Group Inc.	5.068%	1/24/34	260	257
	PNC Financial Services Group Inc.	5.939%	8/18/34	220	228
	PNC Financial Services Group Inc.	6.875%	10/20/34	425	467
	PNC Financial Services Group Inc.	5.676%	1/22/35	235	240
	PNC Financial Services Group Inc.	5.401%	7/23/35	225	224
	PNC Financial Services Group Inc.	5.575%	1/29/36	500	504
	Progressive Corp.	4.125%	4/15/47	205	163
	Prudential Financial Inc.	5.200%	3/14/35	270	269
[2]	Prudential Financial Inc.	5.700%	12/14/36	175	180
[2]	Prudential Financial Inc.	4.600%	5/15/44	90	77
[2]	Prudential Financial Inc.	4.500%	9/15/47	50	49
	Prudential Financial Inc.	3.905%	12/7/47	190	144
[2]	Prudential Financial Inc.	5.700%	9/15/48	480	479
	Prudential Financial Inc.	3.935%	12/7/49	220	164
[2]	Prudential Financial Inc.	4.350%	2/25/50	220	177
[2]	Prudential Financial Inc.	3.700%	10/1/50	185	167
[2]	Prudential Financial Inc.	3.700%	3/13/51	320	228
	Prudential Financial Inc.	5.125%	3/1/52	310	297
	Prudential Financial Inc.	6.000%	9/1/52	155	155
	Prudential Financial Inc.	6.500%	3/15/54	230	235
	Prudential Funding Asia plc	3.125%	4/14/30	235	221
	Raymond James Financial Inc.	4.950%	7/15/46	135	119
	Raymond James Financial Inc.	3.750%	4/1/51	170	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regions Financial Corp.	5.722%	6/6/30	123	126
	Regions Financial Corp.	5.502%	9/6/35	255	250
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	145	147
[2]	Royal Bank of Canada	1.150%	7/14/26	265	256
[2]	Royal Bank of Canada	5.200%	7/20/26	155	156
[2]	Royal Bank of Canada	1.400%	11/2/26	184	177
[2]	Royal Bank of Canada	4.875%	1/19/27	165	166
	Royal Bank of Canada	3.625%	5/4/27	310	306
[2]	Royal Bank of Canada	5.069%	7/23/27	310	312
[2]	Royal Bank of Canada	4.240%	8/3/27	480	479
[2]	Royal Bank of Canada	4.510%	10/18/27	200	200
[2]	Royal Bank of Canada	6.000%	11/1/27	285	295
[2]	Royal Bank of Canada	4.900%	1/12/28	400	406
[2]	Royal Bank of Canada	5.200%	8/1/28	185	189
[2]	Royal Bank of Canada	4.522%	10/18/28	160	160
[2]	Royal Bank of Canada	4.965%	1/24/29	205	207
[2]	Royal Bank of Canada	4.950%	2/1/29	140	143
[2]	Royal Bank of Canada	4.969%	8/2/30	540	544
[2]	Royal Bank of Canada	4.650%	10/18/30	375	373
[2]	Royal Bank of Canada	5.153%	2/4/31	455	462
[2]	Royal Bank of Canada	4.970%	5/2/31	320	322
[2]	Royal Bank of Canada	2.300%	11/3/31	440	381
	Royal Bank of Canada	3.875%	5/4/32	205	194
[2]	Royal Bank of Canada	5.000%	2/1/33	285	286
[2]	Royal Bank of Canada	5.000%	5/2/33	105	105
[2]	Royal Bank of Canada	5.150%	2/1/34	265	268
	Santander Holdings USA Inc.	3.244%	10/5/26	205	201
	Santander Holdings USA Inc.	4.400%	7/13/27	345	342
	Santander Holdings USA Inc.	2.490%	1/6/28	285	274
	Santander Holdings USA Inc.	6.499%	3/9/29	360	373
	Santander Holdings USA Inc.	5.473%	3/20/29	305	307
	Santander Holdings USA Inc.	6.174%	1/9/30	190	196
	Santander Holdings USA Inc.	5.353%	9/6/30	90	90
	Santander Holdings USA Inc.	6.342%	5/31/35	275	282
	Santander UK Group Holdings plc	6.833%	11/21/26	220	222
	Santander UK Group Holdings plc	1.673%	6/14/27	395	382
	Santander UK Group Holdings plc	2.469%	1/11/28	270	259
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	435	423
	Santander UK Group Holdings plc	6.534%	1/10/29	150	156
	Santander UK Group Holdings plc	4.858%	9/11/30	300	297
	Santander UK Group Holdings plc	5.694%	4/15/31	35	36
	State Street Bank & Trust Co.	4.594%	11/25/26	85	85
	State Street Corp.	5.272%	8/3/26	395	399
	State Street Corp.	4.993%	3/18/27	185	187
	State Street Corp.	4.536%	2/28/28	400	403
	State Street Corp.	4.530%	2/20/29	245	246
	State Street Corp.	5.684%	11/21/29	325	338
	State Street Corp.	2.400%	1/24/30	356	327
	State Street Corp.	4.834%	4/24/30	75	76
	State Street Corp.	2.200%	3/3/31	175	152
	State Street Corp.	4.164%	8/4/33	162	153
	State Street Corp.	4.821%	1/26/34	75	74
	State Street Corp.	5.159%	5/18/34	110	111
	State Street Corp.	5.146%	2/28/36	315	313
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	100	101
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	470	461
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	615	591
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	230	225
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	230	227
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	200	196
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	285	278
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	320	328
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	185	181
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	375	389
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	85	84
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	375	388
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	380	350
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	50	51
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	560	526
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	430	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	200	184
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	170	174
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	425	375
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	224	195
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	200	205
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	226	194
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	170	175
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	310	321
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	105	110
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	455	464
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	390	275
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	208	218
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	195	195
	Synchrony Financial	3.950%	12/1/27	430	418
	Synchrony Financial	5.935%	8/2/30	100	101
	Synchrony Financial	5.450%	3/6/31	155	154
	Synchrony Financial	2.875%	10/28/31	215	182
[2]	Toronto-Dominion Bank	1.200%	6/3/26	255	247
[2]	Toronto-Dominion Bank	5.532%	7/17/26	640	647
[2]	Toronto-Dominion Bank	1.250%	9/10/26	610	586
	Toronto-Dominion Bank	4.568%	12/17/26	60	60
[2]	Toronto-Dominion Bank	1.950%	1/12/27	295	284
[2]	Toronto-Dominion Bank	2.800%	3/10/27	355	345
[2]	Toronto-Dominion Bank	4.980%	4/5/27	310	313
	Toronto-Dominion Bank	4.108%	6/8/27	645	640
[2]	Toronto-Dominion Bank	4.693%	9/15/27	235	236
	Toronto-Dominion Bank	5.156%	1/10/28	188	191
	Toronto-Dominion Bank	4.861%	1/31/28	92	93
[2]	Toronto-Dominion Bank	5.523%	7/17/28	210	216
[2]	Toronto-Dominion Bank	4.994%	4/5/29	220	223
	Toronto-Dominion Bank	4.783%	12/17/29	220	221
[2]	Toronto-Dominion Bank	2.000%	9/10/31	225	194
[2]	Toronto-Dominion Bank	3.625%	9/15/31	395	388
	Toronto-Dominion Bank	5.298%	1/30/32	105	106
[2]	Toronto-Dominion Bank	3.200%	3/10/32	366	328
	Toronto-Dominion Bank	4.456%	6/8/32	349	338
	Toronto-Dominion Bank	5.146%	9/10/34	200	199
[2]	Travelers Cos. Inc.	6.250%	6/15/37	200	217
	Travelers Cos. Inc.	5.350%	11/1/40	110	108
	Travelers Cos. Inc.	3.050%	6/8/51	190	122
	Travelers Cos. Inc.	5.450%	5/25/53	335	320
[2]	Truist Bank	3.800%	10/30/26	195	193
[2]	Truist Bank	2.250%	3/11/30	210	186
[2]	Truist Financial Corp.	6.047%	6/8/27	585	593
[2]	Truist Financial Corp.	4.123%	6/6/28	565	560
[2]	Truist Financial Corp.	1.887%	6/7/29	580	536
[2]	Truist Financial Corp.	7.161%	10/30/29	625	673
[2]	Truist Financial Corp.	5.435%	1/24/30	330	337
[2]	Truist Financial Corp.	1.950%	6/5/30	140	122
[2]	Truist Financial Corp.	5.071%	5/20/31	190	191
[2]	Truist Financial Corp.	5.153%	8/5/32	535	537
[2]	Truist Financial Corp.	4.916%	7/28/33	265	254
[2]	Truist Financial Corp.	6.123%	10/28/33	405	423
[2]	Truist Financial Corp.	5.122%	1/26/34	130	127
[2]	Truist Financial Corp.	5.867%	6/8/34	120	123
[2]	Truist Financial Corp.	5.711%	1/24/35	300	305
	UBS AG	1.250%	6/1/26	330	320
	UBS AG	1.250%	8/7/26	345	332
	UBS AG	5.000%	7/9/27	300	303
	UBS AG	4.864%	1/10/28	250	251
	UBS AG	7.500%	2/15/28	409	440
	UBS AG	5.650%	9/11/28	200	207
	UBS AG	4.500%	6/26/48	385	321
	UBS Group AG	4.875%	5/15/45	330	288
[2]	US Bancorp	2.375%	7/22/26	155	152
[2]	US Bancorp	3.150%	4/27/27	255	250
	US Bancorp	6.787%	10/26/27	75	77
[2]	US Bancorp	2.215%	1/27/28	215	207
[2]	US Bancorp	3.900%	4/26/28	190	188
[2]	US Bancorp	4.548%	7/22/28	275	275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	4.653%	2/1/29	225	225
	US Bancorp	5.775%	6/12/29	440	454
[2]	US Bancorp	3.000%	7/30/29	285	267
	US Bancorp	5.384%	1/23/30	275	281
[2]	US Bancorp	1.375%	7/22/30	273	233
	US Bancorp	5.100%	7/23/30	440	445
	US Bancorp	5.046%	2/12/31	150	151
	US Bancorp	5.083%	5/15/31	150	151
[2]	US Bancorp	2.677%	1/27/33	315	272
[2]	US Bancorp	4.967%	7/22/33	250	243
	US Bancorp	5.850%	10/21/33	505	523
	US Bancorp	4.839%	2/1/34	345	335
	US Bancorp	5.836%	6/12/34	245	253
	US Bancorp	5.678%	1/23/35	455	463
	US Bancorp	5.424%	2/12/36	290	289
	US Bancorp	2.491%	11/3/36	390	324
	US Bank NA	4.730%	5/15/28	600	601
	Visa Inc.	1.900%	4/15/27	540	519
	Visa Inc.	2.750%	9/15/27	275	267
	Visa Inc.	2.050%	4/15/30	475	429
	Visa Inc.	1.100%	2/15/31	250	211
	Visa Inc.	4.150%	12/14/35	455	428
	Visa Inc.	2.700%	4/15/40	140	104
	Visa Inc.	4.300%	12/14/45	530	452
	Visa Inc.	3.650%	9/15/47	200	153
	Visa Inc.	2.000%	8/15/50	215	115
	Wachovia Corp.	5.500%	8/1/35	420	418
	Wells Fargo & Co.	3.000%	10/23/26	635	622
[2]	Wells Fargo & Co.	3.196%	6/17/27	660	651
[2]	Wells Fargo & Co.	4.300%	7/22/27	730	726
[2]	Wells Fargo & Co.	4.900%	1/24/28	450	452
[2]	Wells Fargo & Co.	3.526%	3/24/28	720	706
[2]	Wells Fargo & Co.	5.707%	4/22/28	825	840
[2]	Wells Fargo & Co.	3.584%	5/22/28	440	431
[2]	Wells Fargo & Co.	2.393%	6/2/28	644	616
[2]	Wells Fargo & Co.	4.808%	7/25/28	455	456
[2]	Wells Fargo & Co.	4.150%	1/24/29	360	355
[2]	Wells Fargo & Co.	5.574%	7/25/29	715	733
	Wells Fargo & Co.	6.303%	10/23/29	555	583
	Wells Fargo & Co.	5.198%	1/23/30	770	783
[2]	Wells Fargo & Co.	2.879%	10/30/30	825	761
	Wells Fargo & Co.	5.244%	1/24/31	420	426
[2]	Wells Fargo & Co.	2.572%	2/11/31	550	497
[2]	Wells Fargo & Co.	4.478%	4/4/31	395	388
[2]	Wells Fargo & Co.	3.350%	3/2/33	805	723
[2]	Wells Fargo & Co.	4.897%	7/25/33	830	816
	Wells Fargo & Co.	5.389%	4/24/34	715	718
[2]	Wells Fargo & Co.	5.557%	7/25/34	720	729
	Wells Fargo & Co.	6.491%	10/23/34	550	590
	Wells Fargo & Co.	5.499%	1/23/35	898	903
	Wells Fargo & Co.	5.211%	12/3/35	610	598
	Wells Fargo & Co.	5.605%	4/23/36	840	850
[2]	Wells Fargo & Co.	3.068%	4/30/41	745	546
	Wells Fargo & Co.	5.375%	11/2/43	320	295
	Wells Fargo & Co.	5.606%	1/15/44	510	480
[2]	Wells Fargo & Co.	4.650%	11/4/44	405	336
	Wells Fargo & Co.	3.900%	5/1/45	620	477
[2]	Wells Fargo & Co.	4.900%	11/17/45	415	354
[2]	Wells Fargo & Co.	4.400%	6/14/46	440	348
[2]	Wells Fargo & Co.	4.750%	12/7/46	375	310
[2]	Wells Fargo & Co.	5.013%	4/4/51	1,325	1,164
[2]	Wells Fargo & Co.	4.611%	4/25/53	885	728
[2]	Wells Fargo Bank NA	5.450%	8/7/26	590	596
	Wells Fargo Bank NA	5.254%	12/11/26	660	668
[2]	Wells Fargo Bank NA	5.850%	2/1/37	265	269
[2]	Wells Fargo Bank NA	6.600%	1/15/38	245	265
	Westpac Banking Corp.	1.150%	6/3/26	300	291
	Westpac Banking Corp.	2.700%	8/19/26	190	187
[2]	Westpac Banking Corp.	4.600%	10/20/26	140	141
	Westpac Banking Corp.	3.350%	3/8/27	200	197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	4.043%	8/26/27	170	170
	Westpac Banking Corp.	5.457%	11/18/27	225	231
	Westpac Banking Corp.	3.400%	1/25/28	275	270
	Westpac Banking Corp.	5.535%	11/17/28	230	240
	Westpac Banking Corp.	1.953%	11/20/28	410	380
	Westpac Banking Corp.	5.050%	4/16/29	40	41
	Westpac Banking Corp.	2.150%	6/3/31	280	246
[2]	Westpac Banking Corp.	4.322%	11/23/31	345	342
	Westpac Banking Corp.	5.405%	8/10/33	435	434
	Westpac Banking Corp.	6.820%	11/17/33	80	87
	Westpac Banking Corp.	4.110%	7/24/34	395	378
	Westpac Banking Corp.	2.668%	11/15/35	400	349
[2]	Westpac Banking Corp.	5.618%	11/20/35	270	268
	Westpac Banking Corp.	3.020%	11/18/36	280	242
	Westpac Banking Corp.	4.421%	7/24/39	165	146
	Westpac Banking Corp.	2.963%	11/16/40	125	90
	Westpac Banking Corp.	3.133%	11/18/41	205	144
	Willis North America Inc.	4.650%	6/15/27	325	326
	Willis North America Inc.	5.350%	5/15/33	80	81
	Willis North America Inc.	5.900%	3/5/54	130	125
					374,223
Health Care (14.8%)
	Abbott Laboratories	3.750%	11/30/26	395	393
	Abbott Laboratories	4.750%	11/30/36	440	431
	Abbott Laboratories	4.900%	11/30/46	525	486
	AbbVie Inc.	2.950%	11/21/26	919	901
	AbbVie Inc.	4.800%	3/15/27	380	383
	AbbVie Inc.	4.650%	3/15/28	210	212
	AbbVie Inc.	4.250%	11/14/28	445	445
	AbbVie Inc.	4.800%	3/15/29	740	751
	AbbVie Inc.	3.200%	11/21/29	1,160	1,100
	AbbVie Inc.	4.875%	3/15/30	285	290
	AbbVie Inc.	4.950%	3/15/31	470	477
	AbbVie Inc.	5.050%	3/15/34	675	677
	AbbVie Inc.	4.550%	3/15/35	455	434
	AbbVie Inc.	5.200%	3/15/35	210	211
	AbbVie Inc.	4.500%	5/14/35	650	618
	AbbVie Inc.	4.300%	5/14/36	145	134
	AbbVie Inc.	4.050%	11/21/39	790	675
	AbbVie Inc.	4.400%	11/6/42	610	524
	AbbVie Inc.	4.850%	6/15/44	450	404
	AbbVie Inc.	4.750%	3/15/45	325	286
	AbbVie Inc.	4.700%	5/14/45	750	658
	AbbVie Inc.	4.450%	5/14/46	680	570
	AbbVie Inc.	4.875%	11/14/48	275	243
	AbbVie Inc.	4.250%	11/21/49	1,190	954
	AbbVie Inc.	5.400%	3/15/54	510	484
	AbbVie Inc.	5.600%	3/15/55	200	195
	AbbVie Inc.	5.500%	3/15/64	337	320
	Aetna Inc.	6.625%	6/15/36	165	174
	Agilent Technologies Inc.	2.300%	3/12/31	145	127
	Amgen Inc.	2.200%	2/21/27	410	395
	Amgen Inc.	5.150%	3/2/28	980	998
	Amgen Inc.	1.650%	8/15/28	325	298
	Amgen Inc.	3.000%	2/22/29	105	100
	Amgen Inc.	4.050%	8/18/29	440	431
	Amgen Inc.	2.450%	2/21/30	470	426
	Amgen Inc.	5.250%	3/2/30	745	764
	Amgen Inc.	2.300%	2/25/31	260	228
	Amgen Inc.	2.000%	1/15/32	175	147
	Amgen Inc.	3.350%	2/22/32	210	192
	Amgen Inc.	4.200%	3/1/33	145	137
	Amgen Inc.	5.250%	3/2/33	900	908
	Amgen Inc.	3.150%	2/21/40	520	393
	Amgen Inc.	5.600%	3/2/43	625	606
	Amgen Inc.	4.400%	5/1/45	451	374
	Amgen Inc.	4.563%	6/15/48	455	376
	Amgen Inc.	4.663%	6/15/51	640	531
	Amgen Inc.	4.200%	2/22/52	300	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.875%	3/1/53	170	144
	Amgen Inc.	5.650%	3/2/53	1,245	1,185
	Amgen Inc.	2.770%	9/1/53	290	166
	Amgen Inc.	4.400%	2/22/62	240	181
	Amgen Inc.	5.750%	3/2/63	495	469
[2]	Ascension Health	2.532%	11/15/29	60	55
	Baxalta Inc.	4.000%	6/23/25	215	215
	Becton Dickinson & Co.	3.700%	6/6/27	289	285
	Becton Dickinson & Co.	4.693%	2/13/28	170	171
	Becton Dickinson & Co.	2.823%	5/20/30	255	233
	Becton Dickinson & Co.	1.957%	2/11/31	220	189
	Becton Dickinson & Co.	4.685%	12/15/44	175	148
	Becton Dickinson & Co.	4.669%	6/6/47	355	296
	Biogen Inc.	2.250%	5/1/30	520	461
	Biogen Inc.	5.200%	9/15/45	160	141
	Biogen Inc.	3.150%	5/1/50	320	195
	Boston Scientific Corp.	2.650%	6/1/30	320	294
	Bristol-Myers Squibb Co.	3.200%	6/15/26	582	575
	Bristol-Myers Squibb Co.	4.900%	2/22/27	240	243
	Bristol-Myers Squibb Co.	1.125%	11/13/27	225	209
	Bristol-Myers Squibb Co.	3.900%	2/20/28	270	268
	Bristol-Myers Squibb Co.	4.900%	2/22/29	385	392
	Bristol-Myers Squibb Co.	3.400%	7/26/29	532	512
	Bristol-Myers Squibb Co.	1.450%	11/13/30	155	132
	Bristol-Myers Squibb Co.	5.750%	2/1/31	215	227
	Bristol-Myers Squibb Co.	5.100%	2/22/31	200	205
	Bristol-Myers Squibb Co.	2.950%	3/15/32	285	255
	Bristol-Myers Squibb Co.	5.900%	11/15/33	70	74
	Bristol-Myers Squibb Co.	5.200%	2/22/34	640	645
	Bristol-Myers Squibb Co.	4.125%	6/15/39	605	525
	Bristol-Myers Squibb Co.	2.350%	11/13/40	130	87
	Bristol-Myers Squibb Co.	3.550%	3/15/42	410	316
	Bristol-Myers Squibb Co.	4.350%	11/15/47	300	244
	Bristol-Myers Squibb Co.	4.550%	2/20/48	307	257
	Bristol-Myers Squibb Co.	4.250%	10/26/49	595	469
	Bristol-Myers Squibb Co.	2.550%	11/13/50	285	161
	Bristol-Myers Squibb Co.	3.700%	3/15/52	455	322
	Bristol-Myers Squibb Co.	6.250%	11/15/53	415	432
	Bristol-Myers Squibb Co.	5.550%	2/22/54	535	508
	Bristol-Myers Squibb Co.	3.900%	3/15/62	235	163
	Bristol-Myers Squibb Co.	6.400%	11/15/63	180	189
	Bristol-Myers Squibb Co.	5.650%	2/22/64	355	337
	Cardinal Health Inc.	3.410%	6/15/27	160	157
	Cardinal Health Inc.	5.000%	11/15/29	125	126
	Cardinal Health Inc.	5.350%	11/15/34	210	209
	Cencora Inc.	3.450%	12/15/27	180	176
	Cencora Inc.	2.700%	3/15/31	225	201
	Centene Corp.	4.250%	12/15/27	630	616
	Centene Corp.	2.450%	7/15/28	535	493
	Centene Corp.	4.625%	12/15/29	610	587
	Centene Corp.	3.375%	2/15/30	470	428
	Centene Corp.	3.000%	10/15/30	470	413
	Centene Corp.	2.500%	3/1/31	550	467
	Centene Corp.	2.625%	8/1/31	320	271
[2]	Cigna Group	3.400%	3/1/27	300	295
	Cigna Group	4.375%	10/15/28	705	701
	Cigna Group	5.000%	5/15/29	410	416
	Cigna Group	2.400%	3/15/30	340	306
	Cigna Group	2.375%	3/15/31	255	223
	Cigna Group	5.125%	5/15/31	325	330
	Cigna Group	5.400%	3/15/33	165	168
	Cigna Group	5.250%	2/15/34	200	200
	Cigna Group	4.800%	8/15/38	380	347
	Cigna Group	3.200%	3/15/40	125	93
[2]	Cigna Group	4.800%	7/15/46	205	174
[2]	Cigna Group	3.875%	10/15/47	430	311
	Cigna Group	4.900%	12/15/48	749	633
	Cigna Group	3.400%	3/15/50	165	108
	Cigna Group	3.400%	3/15/51	225	146
	Cigna Group	5.600%	2/15/54	316	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CommonSpirit Health	5.205%	12/1/31	250	252
[2]	CommonSpirit Health	4.350%	11/1/42	115	94
	CommonSpirit Health	4.187%	10/1/49	340	255
	CVS Health Corp.	2.875%	6/1/26	382	375
	CVS Health Corp.	3.000%	8/15/26	210	206
	CVS Health Corp.	3.625%	4/1/27	420	413
	CVS Health Corp.	1.300%	8/21/27	565	525
	CVS Health Corp.	4.300%	3/25/28	900	890
	CVS Health Corp.	5.000%	1/30/29	215	216
	CVS Health Corp.	5.400%	6/1/29	460	469
	CVS Health Corp.	3.250%	8/15/29	415	390
	CVS Health Corp.	5.125%	2/21/30	340	342
	CVS Health Corp.	3.750%	4/1/30	365	346
	CVS Health Corp.	1.750%	8/21/30	240	204
	CVS Health Corp.	5.250%	1/30/31	105	106
	CVS Health Corp.	1.875%	2/28/31	260	218
	CVS Health Corp.	2.125%	9/15/31	170	142
	CVS Health Corp.	5.250%	2/21/33	525	517
	CVS Health Corp.	5.300%	6/1/33	490	483
	CVS Health Corp.	5.700%	6/1/34	145	146
	CVS Health Corp.	4.780%	3/25/38	1,142	1,015
	CVS Health Corp.	4.125%	4/1/40	75	61
	CVS Health Corp.	5.300%	12/5/43	180	158
	CVS Health Corp.	6.000%	6/1/44	245	235
	CVS Health Corp.	5.125%	7/20/45	855	733
	CVS Health Corp.	5.050%	3/25/48	1,440	1,200
	CVS Health Corp.	5.625%	2/21/53	245	218
	CVS Health Corp.	5.875%	6/1/53	265	244
	CVS Health Corp.	6.050%	6/1/54	185	175
	CVS Health Corp.	6.000%	6/1/63	175	161
	Danaher Corp.	2.600%	10/1/50	145	85
	Danaher Corp.	2.800%	12/10/51	290	175
	DH Europe Finance II Sarl	2.600%	11/15/29	145	134
	DH Europe Finance II Sarl	3.250%	11/15/39	200	156
	DH Europe Finance II Sarl	3.400%	11/15/49	140	97
	Elevance Health Inc.	3.650%	12/1/27	292	287
	Elevance Health Inc.	4.101%	3/1/28	215	213
	Elevance Health Inc.	2.875%	9/15/29	160	149
	Elevance Health Inc.	4.750%	2/15/30	400	401
	Elevance Health Inc.	2.250%	5/15/30	135	120
	Elevance Health Inc.	2.550%	3/15/31	125	110
	Elevance Health Inc.	4.950%	11/1/31	135	135
	Elevance Health Inc.	4.750%	2/15/33	225	219
	Elevance Health Inc.	5.375%	6/15/34	335	336
	Elevance Health Inc.	5.200%	2/15/35	295	293
	Elevance Health Inc.	4.625%	5/15/42	180	153
	Elevance Health Inc.	4.650%	1/15/43	210	179
	Elevance Health Inc.	4.650%	8/15/44	145	122
	Elevance Health Inc.	4.375%	12/1/47	315	250
	Elevance Health Inc.	4.550%	3/1/48	185	149
	Elevance Health Inc.	3.700%	9/15/49	160	111
	Elevance Health Inc.	3.125%	5/15/50	360	227
	Elevance Health Inc.	3.600%	3/15/51	260	178
	Elevance Health Inc.	6.100%	10/15/52	170	169
	Elevance Health Inc.	5.125%	2/15/53	210	183
	Elevance Health Inc.	5.650%	6/15/54	105	98
	Elevance Health Inc.	5.700%	2/15/55	345	325
	Elevance Health Inc.	5.850%	11/1/64	165	155
	Eli Lilly & Co.	4.150%	8/14/27	200	200
	Eli Lilly & Co.	4.550%	2/12/28	430	435
	Eli Lilly & Co.	4.500%	2/9/29	325	328
	Eli Lilly & Co.	3.375%	3/15/29	122	119
	Eli Lilly & Co.	4.200%	8/14/29	240	240
	Eli Lilly & Co.	4.750%	2/12/30	200	203
	Eli Lilly & Co.	4.900%	2/12/32	200	203
	Eli Lilly & Co.	4.700%	2/9/34	295	290
	Eli Lilly & Co.	4.600%	8/14/34	275	268
	Eli Lilly & Co.	5.100%	2/12/35	275	277
	Eli Lilly & Co.	3.950%	3/15/49	190	148
	Eli Lilly & Co.	2.250%	5/15/50	271	150

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Eli Lilly & Co.	4.875%	2/27/53	275	244
Eli Lilly & Co.	5.000%	2/9/54	270	245
Eli Lilly & Co.	5.050%	8/14/54	285	260
Eli Lilly & Co.	5.500%	2/12/55	200	196
Eli Lilly & Co.	2.500%	9/15/60	330	176
Eli Lilly & Co.	4.950%	2/27/63	195	172
Eli Lilly & Co.	5.100%	2/9/64	288	260
Eli Lilly & Co.	5.200%	8/14/64	475	438
GE HealthCare Technologies Inc.	5.650%	11/15/27	465	477
GE HealthCare Technologies Inc.	4.800%	8/14/29	285	287
GE HealthCare Technologies Inc.	5.857%	3/15/30	235	246
GE HealthCare Technologies Inc.	5.905%	11/22/32	260	273
GE HealthCare Technologies Inc.	6.377%	11/22/52	175	184
Gilead Sciences Inc.	2.950%	3/1/27	202	198
Gilead Sciences Inc.	1.200%	10/1/27	170	159
Gilead Sciences Inc.	4.800%	11/15/29	165	167
Gilead Sciences Inc.	1.650%	10/1/30	265	229
Gilead Sciences Inc.	5.250%	10/15/33	200	203
Gilead Sciences Inc.	5.100%	6/15/35	75	75
Gilead Sciences Inc.	4.600%	9/1/35	225	215
Gilead Sciences Inc.	4.000%	9/1/36	150	135
Gilead Sciences Inc.	2.600%	10/1/40	374	262
Gilead Sciences Inc.	5.650%	12/1/41	346	345
Gilead Sciences Inc.	4.800%	4/1/44	445	396
Gilead Sciences Inc.	4.500%	2/1/45	500	427
Gilead Sciences Inc.	4.750%	3/1/46	445	390
Gilead Sciences Inc.	4.150%	3/1/47	270	216
Gilead Sciences Inc.	2.800%	10/1/50	385	235
Gilead Sciences Inc.	5.550%	10/15/53	265	254
Gilead Sciences Inc.	5.500%	11/15/54	75	72
Gilead Sciences Inc.	5.600%	11/15/64	145	138
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	365	362
GlaxoSmithKline Capital Inc.	4.500%	4/15/30	189	189
GlaxoSmithKline Capital Inc.	4.875%	4/15/35	135	132
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	605	660
GlaxoSmithKline Capital plc	3.375%	6/1/29	90	87
HCA Inc.	5.250%	6/15/26	325	325
HCA Inc.	4.500%	2/15/27	240	239
HCA Inc.	3.125%	3/15/27	215	210
HCA Inc.	5.200%	6/1/28	175	178
HCA Inc.	5.625%	9/1/28	300	307
HCA Inc.	5.875%	2/1/29	440	454
HCA Inc.	4.125%	6/15/29	465	453
HCA Inc.	5.250%	3/1/30	150	152
HCA Inc.	3.500%	9/1/30	680	634
HCA Inc.	5.450%	4/1/31	335	341
HCA Inc.	2.375%	7/15/31	165	141
HCA Inc.	5.500%	3/1/32	150	152
HCA Inc.	3.625%	3/15/32	470	427
HCA Inc.	5.500%	6/1/33	250	252
HCA Inc.	5.600%	4/1/34	265	266
HCA Inc.	5.450%	9/15/34	465	461
HCA Inc.	5.750%	3/1/35	350	353
HCA Inc.	5.125%	6/15/39	205	188
HCA Inc.	5.500%	6/15/47	345	313
HCA Inc.	5.250%	6/15/49	590	510
HCA Inc.	3.500%	7/15/51	295	189
HCA Inc.	4.625%	3/15/52	410	321
HCA Inc.	5.900%	6/1/53	330	309
HCA Inc.	6.000%	4/1/54	320	304
HCA Inc.	5.950%	9/15/54	175	165
HCA Inc.	6.200%	3/1/55	260	254
Humana Inc.	1.350%	2/3/27	200	190
Humana Inc.	3.700%	3/23/29	215	206
Humana Inc.	5.375%	4/15/31	115	116
Humana Inc.	2.150%	2/3/32	225	184
Humana Inc.	5.875%	3/1/33	160	162
Humana Inc.	5.950%	3/15/34	260	264
Humana Inc.	5.550%	5/1/35	155	152
Humana Inc.	4.950%	10/1/44	188	157

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Humana Inc.	5.500%	3/15/53	160	139
Humana Inc.	5.750%	4/15/54	170	153
Icon Investments Six DAC	5.849%	5/8/29	50	51
IQVIA Inc.	6.250%	2/1/29	440	457
Johnson & Johnson	4.500%	3/1/27	124	125
Johnson & Johnson	2.950%	3/3/27	320	314
Johnson & Johnson	0.950%	9/1/27	275	257
Johnson & Johnson	2.900%	1/15/28	255	248
Johnson & Johnson	4.550%	3/1/28	394	400
Johnson & Johnson	4.800%	6/1/29	85	87
Johnson & Johnson	4.700%	3/1/30	226	230
Johnson & Johnson	1.300%	9/1/30	500	430
Johnson & Johnson	4.900%	6/1/31	430	441
Johnson & Johnson	4.850%	3/1/32	266	270
Johnson & Johnson	4.375%	12/5/33	123	121
Johnson & Johnson	4.950%	6/1/34	175	179
Johnson & Johnson	5.000%	3/1/35	348	351
Johnson & Johnson	3.550%	3/1/36	235	209
Johnson & Johnson	3.625%	3/3/37	194	170
Johnson & Johnson	5.950%	8/15/37	140	152
Johnson & Johnson	3.400%	1/15/38	267	225
Johnson & Johnson	2.100%	9/1/40	165	111
Johnson & Johnson	3.700%	3/1/46	425	336
Johnson & Johnson	3.750%	3/3/47	235	185
Johnson & Johnson	3.500%	1/15/48	115	86
Johnson & Johnson	2.250%	9/1/50	340	193
Johnson & Johnson	5.250%	6/1/54	175	169
Johnson & Johnson	2.450%	9/1/60	290	155
Laboratory Corp. of America Holdings	4.800%	10/1/34	135	130
Laboratory Corp. of America Holdings	4.700%	2/1/45	170	144
Merck & Co. Inc.	1.700%	6/10/27	435	415
Merck & Co. Inc.	1.900%	12/10/28	305	282
Merck & Co. Inc.	3.400%	3/7/29	265	257
Merck & Co. Inc.	1.450%	6/24/30	264	228
Merck & Co. Inc.	2.150%	12/10/31	525	453
Merck & Co. Inc.	4.500%	5/17/33	395	388
Merck & Co. Inc.	3.900%	3/7/39	230	198
Merck & Co. Inc.	2.350%	6/24/40	345	236
Merck & Co. Inc.	4.150%	5/18/43	190	158
Merck & Co. Inc.	4.900%	5/17/44	160	146
Merck & Co. Inc.	3.700%	2/10/45	445	343
Merck & Co. Inc.	4.000%	3/7/49	235	182
Merck & Co. Inc.	2.450%	6/24/50	485	275
Merck & Co. Inc.	2.750%	12/10/51	650	389
Merck & Co. Inc.	5.000%	5/17/53	120	107
Merck & Co. Inc.	2.900%	12/10/61	255	144
Merck & Co. Inc.	5.150%	5/17/63	150	135
Mylan Inc.	4.550%	4/15/28	200	195
Novartis Capital Corp.	2.000%	2/14/27	375	363
Novartis Capital Corp.	3.100%	5/17/27	250	246
Novartis Capital Corp.	3.800%	9/18/29	200	197
Novartis Capital Corp.	2.200%	8/14/30	320	288
Novartis Capital Corp.	4.000%	9/18/31	75	73
Novartis Capital Corp.	4.200%	9/18/34	250	237
Novartis Capital Corp.	4.400%	5/6/44	365	317
Novartis Capital Corp.	4.000%	11/20/45	230	187
Novartis Capital Corp.	2.750%	8/14/50	210	130
Novartis Capital Corp.	4.700%	9/18/54	240	208
Pfizer Inc.	2.750%	6/3/26	405	399
Pfizer Inc.	3.000%	12/15/26	320	315
Pfizer Inc.	3.600%	9/15/28	175	172
Pfizer Inc.	3.450%	3/15/29	330	321
Pfizer Inc.	2.625%	4/1/30	233	215
Pfizer Inc.	1.700%	5/28/30	222	195
Pfizer Inc.	1.750%	8/18/31	199	170
Pfizer Inc.	4.000%	12/15/36	400	361
Pfizer Inc.	3.900%	3/15/39	135	115
Pfizer Inc.	7.200%	3/15/39	670	781
Pfizer Inc.	2.550%	5/28/40	210	146
Pfizer Inc.	4.300%	6/15/43	170	143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.400%	5/15/44	165	141
	Pfizer Inc.	4.125%	12/15/46	300	240
	Pfizer Inc.	4.200%	9/15/48	215	172
	Pfizer Inc.	4.000%	3/15/49	335	257
	Pfizer Inc.	2.700%	5/28/50	450	270
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	810	814
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	320	322
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	935	920
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	570	531
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	1,305	1,195
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	685	617
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	185	100
	Quest Diagnostics Inc.	2.950%	6/30/30	110	101
	Quest Diagnostics Inc.	6.400%	11/30/33	210	227
	Quest Diagnostics Inc.	5.000%	12/15/34	205	201
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	270	231
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	185	106
	Revvity Inc.	3.300%	9/15/29	270	254
	Royalty Pharma plc	1.750%	9/2/27	145	136
	Royalty Pharma plc	2.200%	9/2/30	110	96
	Royalty Pharma plc	3.300%	9/2/40	145	105
	Royalty Pharma plc	3.550%	9/2/50	195	127
	Sanofi SA	3.625%	6/19/28	190	187
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	149	147
	Smith & Nephew plc	2.032%	10/14/30	275	239
	Solventum Corp.	5.450%	2/25/27	225	228
	Solventum Corp.	5.400%	3/1/29	290	296
	Solventum Corp.	5.450%	3/13/31	405	415
	Solventum Corp.	5.600%	3/23/34	400	403
	Solventum Corp.	5.900%	4/30/54	175	168
	Stryker Corp.	4.700%	2/10/28	150	151
	Stryker Corp.	4.250%	9/11/29	340	337
	Stryker Corp.	4.850%	2/10/30	150	152
	Stryker Corp.	1.950%	6/15/30	205	181
	Stryker Corp.	4.625%	9/11/34	130	126
	Stryker Corp.	5.200%	2/10/35	200	200
	Stryker Corp.	4.625%	3/15/46	170	146
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	280	283
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	735	651
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	250	250
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	260	189
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	70	68
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	590	374
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	170	104
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	200	202
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	170	158
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	165	169
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	340	292
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	110	111
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	385	268
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	135	107
	UnitedHealth Group Inc.	3.450%	1/15/27	300	295
	UnitedHealth Group Inc.	2.950%	10/15/27	175	169
	UnitedHealth Group Inc.	5.250%	2/15/28	175	178
	UnitedHealth Group Inc.	3.850%	6/15/28	200	196
	UnitedHealth Group Inc.	3.875%	12/15/28	245	240
	UnitedHealth Group Inc.	4.250%	1/15/29	225	222
	UnitedHealth Group Inc.	4.000%	5/15/29	85	83
	UnitedHealth Group Inc.	2.875%	8/15/29	100	93
	UnitedHealth Group Inc.	4.800%	1/15/30	360	362
	UnitedHealth Group Inc.	5.300%	2/15/30	420	430
	UnitedHealth Group Inc.	2.000%	5/15/30	220	194
	UnitedHealth Group Inc.	4.900%	4/15/31	165	165
	UnitedHealth Group Inc.	2.300%	5/15/31	345	299
	UnitedHealth Group Inc.	4.950%	1/15/32	470	467
	UnitedHealth Group Inc.	4.200%	5/15/32	190	181
	UnitedHealth Group Inc.	5.350%	2/15/33	380	383
	UnitedHealth Group Inc.	4.500%	4/15/33	350	334
	UnitedHealth Group Inc.	5.000%	4/15/34	240	235
	UnitedHealth Group Inc.	5.150%	7/15/34	435	430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.625%	7/15/35	160	151
	UnitedHealth Group Inc.	5.800%	3/15/36	157	161
	UnitedHealth Group Inc.	6.875%	2/15/38	295	327
	UnitedHealth Group Inc.	3.500%	8/15/39	260	204
	UnitedHealth Group Inc.	2.750%	5/15/40	295	206
	UnitedHealth Group Inc.	3.050%	5/15/41	115	82
	UnitedHealth Group Inc.	4.250%	3/15/43	105	85
	UnitedHealth Group Inc.	5.500%	7/15/44	510	480
	UnitedHealth Group Inc.	4.750%	7/15/45	390	333
	UnitedHealth Group Inc.	4.200%	1/15/47	215	166
	UnitedHealth Group Inc.	3.750%	10/15/47	255	183
	UnitedHealth Group Inc.	4.250%	6/15/48	250	193
	UnitedHealth Group Inc.	4.450%	12/15/48	210	167
	UnitedHealth Group Inc.	3.700%	8/15/49	345	241
	UnitedHealth Group Inc.	2.900%	5/15/50	150	90
	UnitedHealth Group Inc.	3.250%	5/15/51	380	242
	UnitedHealth Group Inc.	4.750%	5/15/52	380	312
	UnitedHealth Group Inc.	5.875%	2/15/53	429	414
	UnitedHealth Group Inc.	5.050%	4/15/53	395	339
	UnitedHealth Group Inc.	5.375%	4/15/54	350	315
	UnitedHealth Group Inc.	5.625%	7/15/54	485	454
	UnitedHealth Group Inc.	3.875%	8/15/59	411	277
	UnitedHealth Group Inc.	3.125%	5/15/60	365	211
	UnitedHealth Group Inc.	4.950%	5/15/62	240	197
	UnitedHealth Group Inc.	6.050%	2/15/63	293	285
	UnitedHealth Group Inc.	5.200%	4/15/63	285	243
	UnitedHealth Group Inc.	5.500%	4/15/64	175	157
	UnitedHealth Group Inc.	5.750%	7/15/64	545	508
	Utah Acquisition Sub Inc.	3.950%	6/15/26	184	182
	Utah Acquisition Sub Inc.	5.250%	6/15/46	310	239
	Viatris Inc.	2.700%	6/22/30	180	157
	Viatris Inc.	3.850%	6/22/40	265	188
	Viatris Inc.	4.000%	6/22/50	305	195
	Wyeth LLC	6.500%	2/1/34	340	373
	Wyeth LLC	5.950%	4/1/37	305	320
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	180	157
	Zoetis Inc.	3.000%	9/12/27	155	151
	Zoetis Inc.	2.000%	5/15/30	140	124
	Zoetis Inc.	5.600%	11/16/32	75	78
	Zoetis Inc.	4.700%	2/1/43	250	222
					124,502
Industrials (1.8%)
	Amphenol Corp.	2.800%	2/15/30	210	195
	Amphenol Corp.	2.200%	9/15/31	190	164
	Amphenol Corp.	5.000%	1/15/35	125	124
	Carrier Global Corp.	2.493%	2/15/27	469	454
	Carrier Global Corp.	2.722%	2/15/30	335	308
	Carrier Global Corp.	2.700%	2/15/31	200	180
	Carrier Global Corp.	5.900%	3/15/34	189	198
	Carrier Global Corp.	3.377%	4/5/40	310	241
	Carrier Global Corp.	3.577%	4/5/50	311	223
	Deere & Co.	5.450%	1/16/35	285	292
	Deere & Co.	3.900%	6/9/42	140	116
	Deere & Co.	3.750%	4/15/50	200	151
	Deere & Co.	5.700%	1/19/55	125	126
[3]	FedEx Corp.	4.550%	4/1/46	285	226
[3]	FedEx Corp.	5.250%	5/15/50	335	288
	Illinois Tool Works Inc.	2.650%	11/15/26	265	260
	Illinois Tool Works Inc.	3.900%	9/1/42	300	242
	Ingersoll Rand Inc.	5.176%	6/15/29	160	163
	Ingersoll Rand Inc.	5.700%	8/14/33	135	139
	Ingersoll Rand Inc.	5.450%	6/15/34	180	182
	John Deere Capital Corp.	4.500%	1/8/27	100	101
[2]	John Deere Capital Corp.	4.150%	9/15/27	195	195
[2]	John Deere Capital Corp.	4.750%	1/20/28	190	193
[2]	John Deere Capital Corp.	4.950%	7/14/28	335	342
	John Deere Capital Corp.	4.500%	1/16/29	155	156
[2]	John Deere Capital Corp.	4.850%	6/11/29	92	94
[2]	John Deere Capital Corp.	4.700%	6/10/30	303	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	John Deere Capital Corp.	4.900%	3/7/31	185	188
	John Deere Capital Corp.	4.400%	9/8/31	490	485
[2]	John Deere Capital Corp.	5.150%	9/8/33	365	372
[2]	John Deere Capital Corp.	5.100%	4/11/34	170	171
[2]	John Deere Capital Corp.	5.050%	6/12/34	150	150
	LKQ Corp.	5.750%	6/15/28	340	349
	Otis Worldwide Corp.	5.250%	8/16/28	20	20
	Otis Worldwide Corp.	2.565%	2/15/30	365	333
	Otis Worldwide Corp.	3.362%	2/15/50	195	131
	Republic Services Inc.	3.950%	5/15/28	165	163
	Republic Services Inc.	4.875%	4/1/29	20	20
	Republic Services Inc.	1.750%	2/15/32	100	83
	Republic Services Inc.	5.000%	4/1/34	165	165
	Southwest Airlines Co.	5.125%	6/15/27	120	121
	Trane Technologies Financing Ltd.	3.800%	3/21/29	165	162
	Trimble Inc.	6.100%	3/15/33	210	219
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	249	253
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	330	330
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	203	202
	United Parcel Service Inc.	3.050%	11/15/27	165	161
	United Parcel Service Inc.	3.400%	3/15/29	177	171
	United Parcel Service Inc.	4.450%	4/1/30	182	183
	United Parcel Service Inc.	4.875%	3/3/33	165	165
	United Parcel Service Inc.	5.150%	5/22/34	245	247
	United Parcel Service Inc.	5.250%	5/14/35	290	290
	United Parcel Service Inc.	6.200%	1/15/38	340	362
	United Parcel Service Inc.	3.750%	11/15/47	110	81
	United Parcel Service Inc.	4.250%	3/15/49	108	85
	United Parcel Service Inc.	5.300%	4/1/50	515	473
	United Parcel Service Inc.	5.050%	3/3/53	289	254
	United Parcel Service Inc.	5.500%	5/22/54	80	75
	United Parcel Service Inc.	5.950%	5/14/55	180	179
	United Parcel Service Inc.	6.050%	5/14/65	240	239
	Waste Connections Inc.	4.200%	1/15/33	160	153
	Waste Connections Inc.	5.000%	3/1/34	230	229
	Waste Connections Inc.	2.950%	1/15/52	185	114
	Waste Management Inc.	3.150%	11/15/27	345	336
	Waste Management Inc.	4.500%	3/15/28	175	176
	Waste Management Inc.	4.875%	2/15/29	210	214
	Waste Management Inc.	1.500%	3/15/31	275	232
	Waste Management Inc.	4.950%	7/3/31	100	102
	Waste Management Inc.	4.800%	3/15/32	125	125
	Waste Management Inc.	4.150%	4/15/32	20	19
	Waste Management Inc.	4.875%	2/15/34	230	229
	Waste Management Inc.	4.950%	3/15/35	265	262
	Waste Management Inc.	5.350%	10/15/54	320	303
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	269	264
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	210	211
	WW Grainger Inc.	4.600%	6/15/45	220	190
					15,700
Materials (1.3%)
	Air Products and Chemicals Inc.	4.600%	2/8/29	120	121
	Air Products and Chemicals Inc.	2.050%	5/15/30	195	174
	Air Products and Chemicals Inc.	4.850%	2/8/34	370	366
	Air Products and Chemicals Inc.	2.700%	5/15/40	190	136
	Air Products and Chemicals Inc.	2.800%	5/15/50	145	90
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	175	166
	ArcelorMittal SA	6.800%	11/29/32	150	162
	Berry Global Inc.	5.800%	6/15/31	475	493
	Berry Global Inc.	5.650%	1/15/34	415	418
	Carlisle Cos. Inc.	2.750%	3/1/30	135	124
	CF Industries Inc.	5.150%	3/15/34	265	257
	CF Industries Inc.	4.950%	6/1/43	120	103
	CF Industries Inc.	5.375%	3/15/44	215	193
	CRH America Finance Inc.	5.400%	5/21/34	220	222
	CRH America Finance Inc.	5.500%	1/9/35	250	252
	CRH SMW Finance DAC	5.200%	5/21/29	175	178
	CRH SMW Finance DAC	5.125%	1/9/30	200	203
	DuPont de Nemours Inc.	4.725%	11/15/28	350	354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuPont de Nemours Inc.	5.319%	11/15/38	155	158
	DuPont de Nemours Inc.	5.419%	11/15/48	405	398
	Eagle Materials Inc.	2.500%	7/1/31	160	139
[3]	Holcim Finance US LLC	5.400%	4/7/35	250	249
	Huntsman International LLC	4.500%	5/1/29	180	169
	Martin Marietta Materials Inc.	5.150%	12/1/34	125	124
	Martin Marietta Materials Inc.	3.200%	7/15/51	285	181
	Martin Marietta Materials Inc.	5.500%	12/1/54	155	145
	Newmont Corp.	2.250%	10/1/30	605	540
	Newmont Corp.	2.600%	7/15/32	175	153
	Newmont Corp.	5.350%	3/15/34	230	232
	Newmont Corp.	6.250%	10/1/39	160	170
	Newmont Corp.	4.875%	3/15/42	260	236
	Nutrien Ltd.	4.900%	3/27/28	350	354
	Nutrien Ltd.	4.200%	4/1/29	205	202
	Nutrien Ltd.	5.000%	4/1/49	84	73
	Nutrien Ltd.	5.800%	3/27/53	285	274
	Sherwin-Williams Co.	3.450%	6/1/27	490	481
	Sherwin-Williams Co.	2.950%	8/15/29	119	111
	Sherwin-Williams Co.	4.500%	6/1/47	15	12
	Smurfit Kappa Treasury ULC	5.200%	1/15/30	190	192
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	220	221
	Smurfit Kappa Treasury ULC	5.777%	4/3/54	375	357
	Suzano Austria GmbH	6.000%	1/15/29	325	331
	Suzano Austria GmbH	5.000%	1/15/30	175	171
	Suzano Austria GmbH	3.750%	1/15/31	225	204
[2]	Suzano Austria GmbH	3.125%	1/15/32	220	189
	Vulcan Materials Co.	3.500%	6/1/30	140	133
	Vulcan Materials Co.	5.350%	12/1/34	175	176
	Vulcan Materials Co.	5.700%	12/1/54	165	159
	WRKCo Inc.	4.900%	3/15/29	170	171
					10,717
Real Estate (1.8%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	88	80
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	176	142
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	233	181
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	220	181
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	345	201
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	85	55
	American Tower Corp.	3.375%	10/15/26	240	236
	American Tower Corp.	2.750%	1/15/27	225	219
	American Tower Corp.	3.550%	7/15/27	125	122
	American Tower Corp.	5.800%	11/15/28	70	73
	American Tower Corp.	3.800%	8/15/29	240	232
	American Tower Corp.	2.900%	1/15/30	65	60
	American Tower Corp.	2.100%	6/15/30	205	180
	American Tower Corp.	1.875%	10/15/30	305	262
	American Tower Corp.	5.650%	3/15/33	130	134
	American Tower Corp.	5.550%	7/15/33	50	51
	American Tower Corp.	5.900%	11/15/33	195	203
	American Tower Corp.	3.100%	6/15/50	210	133
	American Tower Corp.	2.950%	1/15/51	325	199
	Boston Properties LP	2.750%	10/1/26	405	394
	Boston Properties LP	6.750%	12/1/27	105	110
	Boston Properties LP	4.500%	12/1/28	255	251
	Boston Properties LP	3.400%	6/21/29	183	172
	Boston Properties LP	3.250%	1/30/31	190	171
	Boston Properties LP	2.550%	4/1/32	210	174
	Boston Properties LP	2.450%	10/1/33	130	102
	Boston Properties LP	6.500%	1/15/34	60	63
	Boston Properties LP	5.750%	1/15/35	210	208
	Brixmor Operating Partnership LP	4.125%	5/15/29	365	355
	Brixmor Operating Partnership LP	4.050%	7/1/30	175	168
	Camden Property Trust	2.800%	5/15/30	140	128
	CBRE Services Inc.	5.950%	8/15/34	350	361
	Crown Castle Inc.	3.700%	6/15/26	205	203
	Crown Castle Inc.	1.050%	7/15/26	230	221
	Crown Castle Inc.	2.900%	3/15/27	120	116
	Crown Castle Inc.	3.650%	9/1/27	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	5.000%	1/11/28	185	186
	Crown Castle Inc.	3.800%	2/15/28	405	396
	Crown Castle Inc.	5.600%	6/1/29	120	123
	Crown Castle Inc.	3.300%	7/1/30	175	162
	Crown Castle Inc.	2.250%	1/15/31	150	129
	Crown Castle Inc.	2.100%	4/1/31	175	148
	Crown Castle Inc.	2.500%	7/15/31	304	261
	Crown Castle Inc.	5.100%	5/1/33	190	186
	Crown Castle Inc.	5.800%	3/1/34	110	112
	Crown Castle Inc.	2.900%	4/1/41	250	174
	Crown Castle Inc.	3.250%	1/15/51	250	158
	Digital Realty Trust LP	3.700%	8/15/27	185	182
	Digital Realty Trust LP	5.550%	1/15/28	215	220
	Digital Realty Trust LP	3.600%	7/1/29	160	154
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	185	188
	Equinix Inc.	3.200%	11/18/29	350	330
	Equinix Inc.	2.150%	7/15/30	164	145
	Equinix Inc.	2.500%	5/15/31	150	132
	Equinix Inc.	3.900%	4/15/32	190	178
	ERP Operating LP	4.500%	7/1/44	165	140
	Extra Space Storage LP	5.700%	4/1/28	135	139
	Extra Space Storage LP	5.500%	7/1/30	165	169
	Healthcare Realty Holdings LP	2.000%	3/15/31	115	97
	Healthpeak OP LLC	3.000%	1/15/30	235	217
	Healthpeak OP LLC	5.250%	12/15/32	110	110
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	120	109
	Prologis LP	4.875%	6/15/28	140	142
	Prologis LP	2.250%	4/15/30	265	238
	Prologis LP	1.250%	10/15/30	81	68
	Prologis LP	4.750%	6/15/33	145	142
	Prologis LP	5.125%	1/15/34	230	230
	Prologis LP	5.000%	3/15/34	405	399
	Prologis LP	5.250%	5/15/35	150	149
	Prologis LP	5.250%	6/15/53	175	160
	Prologis LP	5.250%	3/15/54	145	133
	Public Storage Operating Co.	5.350%	8/1/53	155	145
	Realty Income Corp.	3.250%	1/15/31	195	180
	Realty Income Corp.	5.625%	10/13/32	150	155
	Realty Income Corp.	5.125%	2/15/34	90	90
	Sabra Health Care LP	3.200%	12/1/31	379	330
	Simon Property Group LP	3.250%	11/30/26	95	93
	Simon Property Group LP	3.375%	6/15/27	70	69
	Simon Property Group LP	3.375%	12/1/27	165	161
	Simon Property Group LP	1.750%	2/1/28	130	122
	Simon Property Group LP	2.450%	9/13/29	250	230
	Simon Property Group LP	2.650%	7/15/30	160	145
	Simon Property Group LP	4.750%	9/26/34	220	210
	Simon Property Group LP	3.250%	9/13/49	318	208
	Simon Property Group LP	3.800%	7/15/50	165	118
	Sun Communities Operating LP	2.700%	7/15/31	115	100
	Ventas Realty LP	4.400%	1/15/29	180	178
	Welltower OP LLC	4.250%	4/15/28	220	219
	Welltower OP LLC	3.100%	1/15/30	160	150
	Welltower OP LLC	2.800%	6/1/31	45	40
					15,388
Technology (11.9%)
	Accenture Capital Inc.	3.900%	10/4/27	50	50
	Accenture Capital Inc.	4.050%	10/4/29	265	262
	Accenture Capital Inc.	4.250%	10/4/31	70	69
	Adobe Inc.	2.150%	2/1/27	370	358
	Adobe Inc.	4.750%	1/17/28	125	127
	Adobe Inc.	4.800%	4/4/29	120	122
	Adobe Inc.	2.300%	2/1/30	260	238
	Adobe Inc.	4.950%	4/4/34	185	186
	Apple Inc.	2.450%	8/4/26	525	515
	Apple Inc.	2.050%	9/11/26	332	323
	Apple Inc.	3.350%	2/9/27	30	30
	Apple Inc.	3.200%	5/11/27	440	433
	Apple Inc.	3.000%	6/20/27	230	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.900%	9/12/27	430	420
	Apple Inc.	3.000%	11/13/27	304	297
	Apple Inc.	1.200%	2/8/28	470	436
	Apple Inc.	4.000%	5/10/28	340	340
	Apple Inc.	4.000%	5/12/28	225	225
	Apple Inc.	1.400%	8/5/28	570	525
	Apple Inc.	3.250%	8/8/29	200	193
	Apple Inc.	2.200%	9/11/29	480	443
	Apple Inc.	1.650%	5/11/30	410	362
	Apple Inc.	4.200%	5/12/30	150	150
	Apple Inc.	1.250%	8/20/30	180	155
	Apple Inc.	1.650%	2/8/31	610	528
	Apple Inc.	1.700%	8/5/31	145	125
	Apple Inc.	4.500%	5/12/32	125	124
	Apple Inc.	3.350%	8/8/32	430	401
	Apple Inc.	4.300%	5/10/33	125	124
	Apple Inc.	4.750%	5/12/35	125	124
	Apple Inc.	4.500%	2/23/36	288	283
	Apple Inc.	2.375%	2/8/41	365	250
	Apple Inc.	3.850%	5/4/43	595	487
	Apple Inc.	4.450%	5/6/44	295	264
	Apple Inc.	3.450%	2/9/45	550	419
	Apple Inc.	4.375%	5/13/45	435	377
	Apple Inc.	4.650%	2/23/46	820	735
	Apple Inc.	3.850%	8/4/46	550	436
	Apple Inc.	4.250%	2/9/47	300	252
	Apple Inc.	3.750%	9/12/47	320	247
	Apple Inc.	3.750%	11/13/47	225	173
	Apple Inc.	2.950%	9/11/49	265	173
	Apple Inc.	2.650%	5/11/50	635	387
	Apple Inc.	2.400%	8/20/50	280	162
	Apple Inc.	2.650%	2/8/51	645	391
	Apple Inc.	2.700%	8/5/51	265	161
	Apple Inc.	3.950%	8/8/52	345	268
	Apple Inc.	4.850%	5/10/53	195	181
	Apple Inc.	2.550%	8/20/60	435	244
	Apple Inc.	2.800%	2/8/61	435	251
	Apple Inc.	2.850%	8/5/61	380	223
	Apple Inc.	4.100%	8/8/62	100	77
	Applied Materials Inc.	3.300%	4/1/27	251	247
	Applied Materials Inc.	1.750%	6/1/30	80	70
	Applied Materials Inc.	4.350%	4/1/47	215	179
	Applied Materials Inc.	2.750%	6/1/50	325	198
	Autodesk Inc.	2.400%	12/15/31	205	177
	Automatic Data Processing Inc.	1.700%	5/15/28	185	173
	Automatic Data Processing Inc.	1.250%	9/1/30	145	124
	Automatic Data Processing Inc.	4.750%	5/8/32	180	181
	Automatic Data Processing Inc.	4.450%	9/9/34	375	361
	Broadcom Corp.	3.875%	1/15/27	500	496
	Broadcom Inc.	3.459%	9/15/26	235	232
	Broadcom Inc.	5.050%	7/12/27	260	263
[3]	Broadcom Inc.	1.950%	2/15/28	110	103
	Broadcom Inc.	4.150%	2/15/28	125	124
	Broadcom Inc.	4.800%	4/15/28	465	470
	Broadcom Inc.	4.110%	9/15/28	195	194
[3]	Broadcom Inc.	4.000%	4/15/29	305	299
	Broadcom Inc.	4.750%	4/15/29	545	549
	Broadcom Inc.	5.050%	7/12/29	844	859
	Broadcom Inc.	4.350%	2/15/30	210	207
	Broadcom Inc.	5.050%	4/15/30	230	234
	Broadcom Inc.	4.150%	11/15/30	610	595
[3]	Broadcom Inc.	2.450%	2/15/31	580	513
	Broadcom Inc.	5.150%	11/15/31	450	458
[2]	Broadcom Inc.	4.550%	2/15/32	125	122
[3]	Broadcom Inc.	4.150%	4/15/32	300	286
	Broadcom Inc.	5.200%	4/15/32	225	229
	Broadcom Inc.	4.300%	11/15/32	455	435
[3]	Broadcom Inc.	2.600%	2/15/33	435	367
[3]	Broadcom Inc.	3.419%	4/15/33	523	466
[3]	Broadcom Inc.	3.469%	4/15/34	595	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.800%	10/15/34	340	331
[3]	Broadcom Inc.	3.137%	11/15/35	565	468
[3]	Broadcom Inc.	3.187%	11/15/36	430	349
[3]	Broadcom Inc.	4.926%	5/15/37	422	403
[3]	Broadcom Inc.	3.500%	2/15/41	555	430
[3]	Broadcom Inc.	3.750%	2/15/51	650	471
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	295	273
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	176
	Cadence Design Systems Inc.	4.300%	9/10/29	260	258
	Cadence Design Systems Inc.	4.700%	9/10/34	95	92
	CDW LLC	2.670%	12/1/26	265	257
	CDW LLC	3.569%	12/1/31	205	186
	Cintas Corp. No. 2	3.700%	4/1/27	215	213
	Cisco Systems Inc.	2.500%	9/20/26	340	333
	Cisco Systems Inc.	4.800%	2/26/27	295	298
	Cisco Systems Inc.	4.550%	2/24/28	145	146
	Cisco Systems Inc.	4.850%	2/26/29	615	627
	Cisco Systems Inc.	4.750%	2/24/30	212	215
	Cisco Systems Inc.	4.950%	2/26/31	720	734
	Cisco Systems Inc.	4.950%	2/24/32	222	225
	Cisco Systems Inc.	5.050%	2/26/34	870	877
	Cisco Systems Inc.	5.100%	2/24/35	171	172
	Cisco Systems Inc.	5.900%	2/15/39	425	447
	Cisco Systems Inc.	5.500%	1/15/40	365	370
	Cisco Systems Inc.	5.300%	2/26/54	415	392
	Cisco Systems Inc.	5.500%	2/24/55	115	112
	Cisco Systems Inc.	5.350%	2/26/64	275	258
	Concentrix Corp.	6.650%	8/2/26	155	158
	Concentrix Corp.	6.600%	8/2/28	210	220
	Corning Inc.	4.375%	11/15/57	285	218
	Corning Inc.	5.450%	11/15/79	200	173
	Dell International LLC	6.020%	6/15/26	409	413
	Dell International LLC	4.900%	10/1/26	272	273
	Dell International LLC	5.250%	2/1/28	100	102
	Dell International LLC	4.750%	4/1/28	97	97
	Dell International LLC	5.300%	10/1/29	260	265
	Dell International LLC	5.000%	4/1/30	85	85
	Dell International LLC	5.300%	4/1/32	231	232
	Dell International LLC	5.750%	2/1/33	315	326
	Dell International LLC	5.400%	4/15/34	250	250
	Dell International LLC	4.850%	2/1/35	155	147
	Dell International LLC	5.500%	4/1/35	390	385
	Dell International LLC	8.100%	7/15/36	215	254
	Dell International LLC	3.375%	12/15/41	180	130
	Equifax Inc.	5.100%	12/15/27	205	207
	Equifax Inc.	2.350%	9/15/31	185	159
	Fidelity National Information Services Inc.	1.650%	3/1/28	140	130
	Fidelity National Information Services Inc.	2.250%	3/1/31	235	203
	Fidelity National Information Services Inc.	5.100%	7/15/32	80	80
	Fidelity National Information Services Inc.	3.100%	3/1/41	125	89
	Fiserv Inc.	3.200%	7/1/26	340	335
	Fiserv Inc.	5.150%	3/15/27	110	111
	Fiserv Inc.	2.250%	6/1/27	250	239
	Fiserv Inc.	5.450%	3/2/28	170	174
	Fiserv Inc.	4.200%	10/1/28	270	267
	Fiserv Inc.	3.500%	7/1/29	485	462
	Fiserv Inc.	4.750%	3/15/30	219	218
	Fiserv Inc.	2.650%	6/1/30	225	203
	Fiserv Inc.	5.600%	3/2/33	190	193
	Fiserv Inc.	5.625%	8/21/33	205	209
	Fiserv Inc.	5.450%	3/15/34	140	140
	Fiserv Inc.	5.150%	8/12/34	330	323
	Fiserv Inc.	4.400%	7/1/49	437	343
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	260	260
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	255	255
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	500	496
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	245	243
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	510	496
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	329	329
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	350	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HP Inc.	3.000%	6/17/27	275	266
	HP Inc.	4.750%	1/15/28	410	411
	HP Inc.	4.000%	4/15/29	135	131
	HP Inc.	2.650%	6/17/31	220	191
	HP Inc.	5.500%	1/15/33	185	184
	HP Inc.	6.000%	9/15/41	233	227
	IBM International Capital Pte. Ltd.	4.900%	2/5/34	270	264
	IBM International Capital Pte. Ltd.	5.250%	2/5/44	85	80
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	305	277
	Intel Corp.	3.750%	3/25/27	205	202
	Intel Corp.	3.150%	5/11/27	225	219
	Intel Corp.	3.750%	8/5/27	260	255
	Intel Corp.	4.875%	2/10/28	330	333
	Intel Corp.	1.600%	8/12/28	215	196
	Intel Corp.	4.000%	8/5/29	130	126
	Intel Corp.	2.450%	11/15/29	405	366
	Intel Corp.	5.125%	2/10/30	250	253
	Intel Corp.	3.900%	3/25/30	305	292
	Intel Corp.	2.000%	8/12/31	210	177
	Intel Corp.	4.150%	8/5/32	230	214
	Intel Corp.	4.000%	12/15/32	280	257
	Intel Corp.	5.200%	2/10/33	585	579
	Intel Corp.	5.150%	2/21/34	305	299
	Intel Corp.	4.600%	3/25/40	355	301
	Intel Corp.	2.800%	8/12/41	240	156
	Intel Corp.	4.800%	10/1/41	155	130
	Intel Corp.	5.625%	2/10/43	255	235
	Intel Corp.	4.900%	7/29/45	295	243
	Intel Corp.	4.100%	5/19/46	230	167
	Intel Corp.	4.100%	5/11/47	155	112
	Intel Corp.	3.734%	12/8/47	355	241
	Intel Corp.	3.250%	11/15/49	555	339
	Intel Corp.	4.750%	3/25/50	555	436
	Intel Corp.	3.050%	8/12/51	315	181
	Intel Corp.	4.900%	8/5/52	205	163
	Intel Corp.	5.700%	2/10/53	325	292
	Intel Corp.	5.600%	2/21/54	135	120
	Intel Corp.	3.100%	2/15/60	305	164
	Intel Corp.	4.950%	3/25/60	185	143
	Intel Corp.	3.200%	8/12/61	290	158
	Intel Corp.	5.050%	8/5/62	230	180
	Intel Corp.	5.900%	2/10/63	190	172
	International Business Machines Corp.	1.700%	5/15/27	190	181
	International Business Machines Corp.	4.150%	7/27/27	670	667
	International Business Machines Corp.	4.500%	2/6/28	245	246
	International Business Machines Corp.	3.500%	5/15/29	575	555
[2]	International Business Machines Corp.	4.800%	2/10/30	190	192
	International Business Machines Corp.	1.950%	5/15/30	275	243
	International Business Machines Corp.	4.400%	7/27/32	460	446
	International Business Machines Corp.	4.750%	2/6/33	415	410
[2]	International Business Machines Corp.	5.200%	2/10/35	325	324
	International Business Machines Corp.	4.150%	5/15/39	454	390
	International Business Machines Corp.	4.000%	6/20/42	145	117
	International Business Machines Corp.	4.250%	5/15/49	490	386
	International Business Machines Corp.	2.950%	5/15/50	350	216
	International Business Machines Corp.	4.900%	7/27/52	135	117
	Intuit Inc.	5.250%	9/15/26	250	253
	Intuit Inc.	5.125%	9/15/28	95	98
	Intuit Inc.	5.200%	9/15/33	215	220
	Intuit Inc.	5.500%	9/15/53	260	251
	KLA Corp.	4.100%	3/15/29	195	194
	KLA Corp.	4.650%	7/15/32	350	348
	KLA Corp.	3.300%	3/1/50	200	135
	KLA Corp.	4.950%	7/15/52	235	209
	KLA Corp.	5.250%	7/15/62	135	122
	Lam Research Corp.	4.000%	3/15/29	170	168
	Lam Research Corp.	1.900%	6/15/30	135	119
	Lam Research Corp.	4.875%	3/15/49	140	124
	Lam Research Corp.	2.875%	6/15/50	250	157
	Marvell Technology Inc.	2.950%	4/15/31	145	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microchip Technology Inc.	4.900%	3/15/28	175	176
	Microchip Technology Inc.	5.050%	3/15/29	405	408
	Microchip Technology Inc.	5.050%	2/15/30	125	125
	Micron Technology Inc.	6.750%	11/1/29	410	438
	Micron Technology Inc.	4.663%	2/15/30	200	197
	Micron Technology Inc.	5.300%	1/15/31	265	266
	Micron Technology Inc.	2.703%	4/15/32	270	230
	Micron Technology Inc.	5.875%	2/9/33	120	123
	Micron Technology Inc.	5.875%	9/15/33	145	149
	Micron Technology Inc.	5.800%	1/15/35	175	176
	Micron Technology Inc.	6.050%	11/1/35	300	306
	Microsoft Corp.	2.400%	8/8/26	785	770
	Microsoft Corp.	3.300%	2/6/27	965	954
	Microsoft Corp.	3.500%	2/12/35	325	300
	Microsoft Corp.	3.450%	8/8/36	455	402
	Microsoft Corp.	4.100%	2/6/37	177	167
	Microsoft Corp.	4.450%	11/3/45	255	230
	Microsoft Corp.	3.700%	8/8/46	656	520
	Microsoft Corp.	4.250%	2/6/47	295	260
[4]	Microsoft Corp.	2.525%	6/1/50	1,295	786
	Microsoft Corp.	2.500%	9/15/50	460	277
	Microsoft Corp.	2.921%	3/17/52	979	637
	Microsoft Corp.	4.500%	2/6/57	235	207
	Microsoft Corp.	2.675%	6/1/60	815	471
	Microsoft Corp.	3.041%	3/17/62	325	204
	Motorola Solutions Inc.	4.600%	5/23/29	210	210
	Motorola Solutions Inc.	2.300%	11/15/30	370	325
	Motorola Solutions Inc.	2.750%	5/24/31	365	323
	Motorola Solutions Inc.	5.400%	4/15/34	175	176
	NVIDIA Corp.	3.200%	9/16/26	235	232
	NVIDIA Corp.	1.550%	6/15/28	258	240
	NVIDIA Corp.	2.850%	4/1/30	505	475
	NVIDIA Corp.	2.000%	6/15/31	265	232
	NVIDIA Corp.	3.500%	4/1/40	230	189
	NVIDIA Corp.	3.500%	4/1/50	595	435
	NXP BV	4.300%	6/18/29	265	260
	NXP BV	3.400%	5/1/30	155	145
	NXP BV	2.500%	5/11/31	320	277
	NXP BV	2.650%	2/15/32	260	222
	NXP BV	5.000%	1/15/33	175	171
	NXP BV	3.250%	5/11/41	220	157
	Oracle Corp.	2.650%	7/15/26	675	661
	Oracle Corp.	2.800%	4/1/27	447	434
	Oracle Corp.	3.250%	11/15/27	445	433
	Oracle Corp.	2.300%	3/25/28	465	439
	Oracle Corp.	4.500%	5/6/28	155	156
	Oracle Corp.	4.800%	8/3/28	325	328
[2]	Oracle Corp.	4.200%	9/27/29	605	596
	Oracle Corp.	6.150%	11/9/29	110	117
	Oracle Corp.	2.950%	4/1/30	635	588
	Oracle Corp.	4.650%	5/6/30	126	126
	Oracle Corp.	2.875%	3/25/31	655	591
	Oracle Corp.	5.250%	2/3/32	475	482
	Oracle Corp.	6.250%	11/9/32	685	731
	Oracle Corp.	4.900%	2/6/33	340	335
	Oracle Corp.	4.300%	7/8/34	385	358
	Oracle Corp.	4.700%	9/27/34	640	611
	Oracle Corp.	3.900%	5/15/35	245	217
	Oracle Corp.	5.500%	8/3/35	551	554
	Oracle Corp.	3.850%	7/15/36	280	241
	Oracle Corp.	3.800%	11/15/37	333	278
	Oracle Corp.	6.500%	4/15/38	450	479
	Oracle Corp.	6.125%	7/8/39	249	255
	Oracle Corp.	3.600%	4/1/40	445	347
	Oracle Corp.	5.375%	7/15/40	465	440
	Oracle Corp.	3.650%	3/25/41	380	291
	Oracle Corp.	4.500%	7/8/44	420	346
	Oracle Corp.	4.125%	5/15/45	200	154
	Oracle Corp.	4.000%	7/15/46	550	412
	Oracle Corp.	4.000%	11/15/47	80	59

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oracle Corp.	3.600%	4/1/50	851	577
Oracle Corp.	3.950%	3/25/51	680	487
Oracle Corp.	6.900%	11/9/52	557	601
Oracle Corp.	5.550%	2/6/53	655	599
Oracle Corp.	5.375%	9/27/54	655	581
Oracle Corp.	4.375%	5/15/55	240	182
Oracle Corp.	6.000%	8/3/55	485	470
Oracle Corp.	3.850%	4/1/60	560	372
Oracle Corp.	4.100%	3/25/61	330	230
Oracle Corp.	5.500%	9/27/64	150	132
Oracle Corp.	6.125%	8/3/65	200	194
Paychex Inc.	5.600%	4/15/35	250	254
Qorvo Inc.	4.375%	10/15/29	105	101
QUALCOMM Inc.	3.250%	5/20/27	277	272
QUALCOMM Inc.	1.300%	5/20/28	60	55
QUALCOMM Inc.	2.150%	5/20/30	285	256
QUALCOMM Inc.	1.650%	5/20/32	315	258
QUALCOMM Inc.	4.650%	5/20/35	95	93
QUALCOMM Inc.	4.800%	5/20/45	274	244
QUALCOMM Inc.	4.300%	5/20/47	340	278
QUALCOMM Inc.	3.250%	5/20/50	225	151
QUALCOMM Inc.	4.500%	5/20/52	240	197
QUALCOMM Inc.	6.000%	5/20/53	290	298
Quanta Services Inc.	2.900%	10/1/30	155	141
RELX Capital Inc.	4.000%	3/18/29	410	405
RELX Capital Inc.	4.750%	3/27/30	65	66
RELX Capital Inc.	3.000%	5/22/30	165	154
RELX Capital Inc.	5.250%	3/27/35	51	51
Roper Technologies Inc.	4.200%	9/15/28	165	164
Roper Technologies Inc.	1.750%	2/15/31	180	152
Roper Technologies Inc.	4.900%	10/15/34	150	146
S&P Global Inc.	2.450%	3/1/27	250	243
S&P Global Inc.	2.700%	3/1/29	285	268
S&P Global Inc.	4.250%	5/1/29	150	149
S&P Global Inc.	2.900%	3/1/32	165	148
S&P Global Inc.	3.700%	3/1/52	350	258
Salesforce Inc.	3.700%	4/11/28	250	247
Salesforce Inc.	1.500%	7/15/28	105	97
Salesforce Inc.	1.950%	7/15/31	200	173
Salesforce Inc.	2.700%	7/15/41	308	215
Salesforce Inc.	2.900%	7/15/51	450	279
Salesforce Inc.	3.050%	7/15/61	195	115
ServiceNow Inc.	1.400%	9/1/30	284	243
Synopsys Inc.	4.650%	4/1/28	295	297
Synopsys Inc.	5.000%	4/1/32	1,000	1,001
Synopsys Inc.	5.700%	4/1/55	530	505
Texas Instruments Inc.	2.250%	9/4/29	175	161
Texas Instruments Inc.	1.750%	5/4/30	160	141
Texas Instruments Inc.	4.900%	3/14/33	165	166
Texas Instruments Inc.	3.875%	3/15/39	225	195
Texas Instruments Inc.	4.150%	5/15/48	300	240
Texas Instruments Inc.	5.150%	2/8/54	100	91
Texas Instruments Inc.	5.050%	5/18/63	350	308
TSMC Arizona Corp.	1.750%	10/25/26	200	193
TSMC Arizona Corp.	3.875%	4/22/27	110	109
TSMC Arizona Corp.	2.500%	10/25/31	240	212
TSMC Arizona Corp.	4.250%	4/22/32	340	330
TSMC Arizona Corp.	3.125%	10/25/41	220	167
TSMC Arizona Corp.	3.250%	10/25/51	170	120
TSMC Arizona Corp.	4.500%	4/22/52	180	158
VMware LLC	1.400%	8/15/26	315	303
VMware LLC	3.900%	8/21/27	255	252
VMware LLC	1.800%	8/15/28	100	92
VMware LLC	4.700%	5/15/30	205	204
VMware LLC	2.200%	8/15/31	175	149
Workday Inc.	3.500%	4/1/27	150	147
Workday Inc.	3.700%	4/1/29	250	242
Workday Inc.	3.800%	4/1/32	280	260

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Xilinx Inc.	2.375%	6/1/30	170	154
				100,866
Utilities (0.2%)
American Water Capital Corp.	4.450%	6/1/32	310	302
American Water Capital Corp.	5.250%	3/1/35	200	200
American Water Capital Corp.	3.750%	9/1/47	140	103
Commonwealth Edison Co.	4.000%	3/1/48	125	95
Oncor Electric Delivery Co. LLC	5.650%	11/15/33	130	135
Oncor Electric Delivery Co. LLC	4.950%	9/15/52	245	211
Oncor Electric Delivery Co. LLC	5.550%	6/15/54	235	221
PPL Electric Utilities Corp.	5.250%	5/15/53	115	107
				1,374
Total Corporate Bonds (Cost $859,794)				829,046
Total Investments (98.6%) (Cost $861,906)				831,158
Other Assets and Liabilities—Net (1.4%)				12,141
Net Assets (100%)				843,299
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $5,981, representing 0.7% of net assets.
4	Securities with a value of $149 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2025	12	1,351	(2)

Short Futures Contracts
Long U.S. Treasury Bond	September 2025	(11)	(1,241)	(7)
				(9)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,112	—	2,112
Corporate Bonds	—	829,046	—	829,046
Total	—	831,158	—	831,158

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(9)	—	—	(9)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.